UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2017 – APRIL 30, 2018

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2018

AMG FQ Tax-Managed U.S. Equity Fund

Class N: MFQAX    |    Class I: MFQTX

AMG FQ Long-Short Equity Fund

Class N: FQUAX    |    Class I: MEQFX

AMG FQ Global Risk-Balanced Fund

Class N: MMAVX    |    Class I: MMASX    |    Class Z: MMAFX

amgfunds.com |	043018 SAR016

AMG Funds Semi-Annual Report — April 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
AMG FQ Tax-Managed U.S. Equity Fund	5
AMG FQ Long-Short Equity Fund	9
AMG FQ Global Risk-Balanced Fund	16

FINANCIAL STATEMENTS
Statement of Assets and Liabilities	21
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	23
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	24
Detail of changes in assets for the past two fiscal periods

Financial Highlights	25
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	32

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG FQ Tax-Managed U.S. Equity Fund
Based on Actual Fund Return
Class N	1.14%	$1,000	$1,036	$5.75
Class I	0.89%	$1,000	$1,037	$4.50
Based on Hypothetical 5% Annual Return
Class N	1.14%	$1,000	$1,019	$5.71
Class I	0.89%	$1,000	$1,020	$4.46
AMG FQ Long-Short Equity Fund**
Based on Actual Fund Return
Class N	1.04%	$1,000	$1,074	$5.35
Class I	0.71%	$1,000	$1,076	$3.65
Based on Hypothetical 5% Annual Return
Class N	1.04%	$1,000	$1,020	$5.21
Class I	0.71%	$1,000	$1,021	$3.56

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG FQ Global Risk-Balanced Fund
Based on Actual Fund Return
Class N	1.29%	$1,000	$984	$6.35
Class I	1.04%	$1,000	$986	$5.12
Class Z	0.89%	$1,000	$986	$4.38
Based on Hypothetical 5% Annual Return
Class N	1.29%	$1,000	$1,018	$6.46
Class I	1.04%	$1,000	$1,020	$5.21
Class Z	0.89%	$1,000	$1,020	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
**	Excludes interest expense and dividends on short positions. If included, your annualized expense ratios would be 1.67% and 1.34% for Class N and Class I, respectively, and your actual and hypothetical expenses paid during the period would be $8.59 and $6.90, and $8.35 and $6.71 for Class N and Class I, respectively.

Fund Performance (unaudited) Periods ended April 30, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG FQ Tax-Managed U.S. Equity Fund2, [3,4,5]
Class N	3.60%	12.35%	12.26%	8.54%	7.69%	03/01/06
Class I	3.71%	12.62%	12.54%	8.83%	7.24%	12/18/00
Russell 3000® Index[6]	3.79%	13.05%	12.75%	9.13%	6.52%	12/18/00	†
Returns After Tax on Distributions[7]
Class N	3.57%	12.31%	12.16%	8.46%	7.62%	03/01/06
Class I	3.60%	12.49%	12.39%	8.69%	7.13%	12/18/00
Returns After Tax on Distributions & Sale of Fund Shares[7]
Class N	2.16%	7.33%	9.79%	6.98%	6.34%	03/01/06
Class I	2.28%	7.56%	10.02%	7.22%	6.08%	12/18/00
AMG FQ Long-Short Equity Fund2, [3,5,8,9,10,11,12,13,14]
Class N	7.44%	13.27%	10.82%	7.54%	7.21%	03/01/06
Class I	7.57%	13.70%	11.14%	7.83%	8.51%	08/14/92
Russell 3000® Index[6]	3.79%	13.05%	12.75%	9.13%	9.72%	08/14/92	†
50% Russell 3000® Index/50% ICE BofAML 0-3 Month U.S. Treasury Bill Index[15]	2.36%	7.11%	6.57%	5.18%	6.48%	08/14/92	†
AMG FQ Global Risk-Balanced Fund2, 5, 10, 11, 12, 14, 16, 17, 18, 19, 20, 21, 22
Class N	(1.58%)	4.87%	3.39%	—	5.86%	01/01/10
Class I	(1.43%)	5.29%	3.82%	—	6.26%	01/01/10
Class Z	(1.42%)	5.28%	3.89%	3.14%	6.09%	11/18/88
Composite Hedged Index[23]	1.33%	6.31%	6.34%	4.41%	5.79%	11/30/88	[25]
Composite Unhedged Index[23]	2.99%	10.02%	5.92%	4.55%	6.65%	11/30/88	[25]
S&P 500 Index[24]	3.82%	13.27%	12.96%	9.02%	10.48%	11/18/88	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2018. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[4]	Although the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.
[5]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[6]	The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment and does not incur expenses.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[8]	The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.
[9]	In managing the Fund, the Fund’s Subadviser may rely heavily on one or more quantitative models (“Model”) and information and data supplied by third parties (“Data”). When a Model or Data used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful.
[10]	The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.
[11]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[12]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Fund Performance Periods ended April 30, 2018 (continued)

[13]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[14]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[15]	ICE BofAML 0-3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. Unlike the Fund, the index is unmanaged, is not available for investment and does not incur expenses.
[16]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[17]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[18]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[19]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[20]	Because exchange-traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the fund will be indirectly exposed to all the risks of securities held by the ETFs.
[21]	High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[22]	Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.
[23]	The benchmark is composed of 60% MSCI World Index and 40% Citigroup World Government Bond Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Citigroup World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. Unlike the Fund, the Composite Index is unmanaged, is not available for investment and does not incur fees. All MSCI data is provided ’as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
[24]	The S&P 500® Index is capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[25]	The date reflects the closest available index date to the Fund’s inception date.

The Russell 3000® Index is a trademark of the London Stock Exchange Group companies.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG FQ Tax-Managed U.S. Equity Fund Fund Snapshots (unaudited) April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	25.2
Financials	15.0
Health Care	13.8
Consumer Discretionary	12.6
Industrials	11.4
Consumer Staples	7.4
Energy	5.9
Materials	3.6
Telecommunication Services	2.1
Utilities	1.6
Real Estate	0.6
Short-Term Investments[1]	2.0
Other Assets Less Liabilities[2]	(1.2)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Microsoft Corp.	3.6
Visa, Inc., Class A	3.2
Apple, Inc.	3.1
Mastercard, Inc., Class A	2.8
Berkshire Hathaway, Inc., Class B	2.8
UnitedHealth Group, Inc.	2.7
BWX Technologies, Inc.	2.4
JPMorgan Chase & Co.	2.3
Amazon.com, Inc.	2.3
Huntington Ingalls Industries, Inc.	2.0

Top Ten as a Group	27.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2018

	Shares	Value
Common Stocks—99.2%
Consumer Discretionary—12.6%
Amazon.com, Inc.*	1,048	$1,641,304
Asbury Automotive Group, Inc.*	5,377	360,528
Best Buy Co., Inc.	2,515	192,473
Cambium Learning Group, Inc.*	15,810	160,313
Comcast Corp., Class A	3,542	111,183
Crocs, Inc.*	75,023	1,185,364
Extended Stay America, Inc. (Units)	13,285	260,120
Graham Holdings Co., Class B	662	399,219
The Home Depot, Inc.	1,775	328,020
International Speedway Corp., Class A	5,124	210,596
Johnson Outdoors, Inc., Class A	3,467	224,523
Liberty Media Corp-Liberty SiriusXM*	19,069	796,512
Lowe’s Cos, Inc.	6,998	576,845
MCBC Holdings, Inc.*	13,820	331,680
The Michaels Cos., Inc.*,1	954	17,764
Netflix, Inc.*	1,041	325,271
Penn National Gaming, Inc.*	10,642	322,559
Signet Jewelers, Ltd. (Bermuda)[1]	3,419	132,931
Standard Motor Products, Inc.	3,900	176,865
Stoneridge, Inc.*	6,312	166,195
Taylor Morrison Home Corp., Class A*	36,412	865,149
Tenneco, Inc.	1,765	78,878
Tilly’s, Inc., Class A	3,253	36,466
tronc, Inc.*	3,849	70,668
The Walt Disney Co.	643	64,512
Total Consumer Discretionary		9,035,938
Consumer Staples—7.4%
Central Garden & Pet Co.*,1	8,781	329,200
Central Garden & Pet Co., Class A*	11,889	422,059
The Coca-Cola Co.	1,743	75,315
Medifast, Inc.	9,924	996,171
National Beverage Corp.[1]	6,098	538,819
PepsiCo, Inc.	950	95,893
Philip Morris International, Inc.	783	64,206
The Procter & Gamble Co.	2,163	156,471
Tyson Foods, Inc., Class A	16,596	1,163,380
United Natural Foods, Inc.*	425	19,134
US Foods Holding Corp.*	23,659	808,665
USANA Health Sciences, Inc.*	4,059	428,427
Walmart, Inc.	2,244	198,504
Total Consumer Staples		5,296,244

	Shares	Value
Energy—5.9%
Abraxas Petroleum Corp.*	62,095	$177,592
Cabot Oil & Gas Corp.	17,948	429,136
Chevron Corp.	1,910	238,960
Exxon Mobil Corp.	14,541	1,130,563
Marathon Petroleum Corp.	9,400	704,154
Phillips 66	4,600	512,026
Valero Energy Corp.	5,800	643,394
W&T Offshore, Inc.*	67,152	409,627
Total Energy		4,245,452
Financials—15.0%
Arch Capital Group, Ltd. (Bermuda)*	11,700	937,521
The Bancorp, Inc.*	6,603	68,341
Bank of America Corp.	14,498	433,780
Berkshire Hathaway, Inc., Class B*	10,287	1,992,901
BrightSphere Investment Group
PLC (United Kingdom)	19,657	298,197
Brown & Brown, Inc.	51,000	1,388,730
Canadian Imperial Bank of Commerce (Canada)	1,823	158,692
Citigroup, Inc.	4,100	279,907
CNA Financial Corp.	17,972	906,867
Discover Financial Services	6,597	470,036
Employers Holdings, Inc.	11,883	486,015
Enterprise Financial Services Corp.	2,000	101,700
Erie Indemnity Co., Class A	2,000	233,540
Everest Re Group, Ltd. (Bermuda)	2,200	511,874
First Defiance Financial Corp.	1,481	88,356
First Financial Corp.	525	22,444
First Interstate BancSystem, Inc., Class A	4,099	166,009
Houlihan Lokey, Inc.	764	33,998
JPMorgan Chase & Co.	15,331	1,667,706
Lazard, Ltd., Class A	504	27,428
SunTrust Banks, Inc.	3,197	213,560
Wells Fargo & Co.	5,450	283,182
Total Financials		10,770,784
Health Care—13.8%
AbbVie, Inc.	161	15,545
Agilent Technologies, Inc.	1,239	81,452
Amgen, Inc.	6,296	1,098,526
AngioDynamics, Inc.*	5,317	103,043
Anika Therapeutics, Inc.*	9,000	396,090
Atrion Corp.	251	156,147
Biogen, Inc.*	1,735	474,696

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care—13.8% (continued)
Cantel Medical Corp.	2,899	$324,891
Catalent, Inc.*	7,139	293,484
Celgene Corp.*	2,078	180,994
Centene Corp.*	10,956	1,189,602
Charles River Laboratories International, Inc.*	5,950	619,931
CytomX Therapeutics, Inc.*	8,890	233,807
Haemonetics Corp.*	571	44,561
Halozyme Therapeutics, Inc.*	10,493	198,632
IDEXX Laboratories, Inc.*	353	68,655
Johnson & Johnson	8,199	1,037,092
McKesson Corp.	1,199	187,296
Medidata Solutions, Inc.*	1,451	103,543
Merck & Co., Inc.	684	40,267
OraSure Technologies, Inc.*	9,021	159,942
Pfizer, Inc.	5,778	211,533
The Providence Service Corp.*	4,454	337,970
Simulations Plus, Inc.	1,181	19,427
UnitedHealth Group, Inc.	8,199	1,938,244
WellCare Health Plans, Inc.*	2,003	410,935
Total Health Care		9,926,305
Industrials—11.4%
Alaska Air Group, Inc.	17,694	1,148,871
Allison Transmission Holdings, Inc.	22,735	886,438
ARC Document Solutions, Inc.*	41,529	91,364
The Boeing Co.	386	128,754
BWX Technologies, Inc.	25,295	1,715,001
Continental Building Products, Inc.*	23,053	647,789
Copa Holdings, S.A., Class A (Panama)	2,743	321,397
Delta Air Lines, Inc.	2,728	142,456
Gardner Denver Holdings, Inc.*	2,209	69,871
HEICO Corp., Class A	310	22,366
Huntington Ingalls Industries, Inc.	5,799	1,410,375
ICF International, Inc.	1,569	105,280
Meritor, Inc.*	1,012	19,704
RPX Corp.	43,514	471,257
Rush Enterprises, Inc., Class B*	5,151	200,425
Southwest Airlines Co.	4,500	237,735
TPI Composites, Inc.*	1,903	43,103
UniFirst Corp.	3,000	481,800
Total Industrials		8,143,986
Information Technology—25.2%
Alphabet, Inc., Class A*	801	815,882

	Shares	Value
Alphabet, Inc., Class C*	814	$828,107
Appfolio, Inc., Class A*	2,427	116,375
Apple, Inc.	13,658	2,257,121
CACI International, Inc., Class A*	4,423	668,094
Cadence Design Systems, Inc.*	4,306	172,498
Care.com, Inc.*	3,364	52,478
CDW Corp.	8,540	608,817
Cisco Systems, Inc.	2,742	121,443
CommerceHub, Inc.*	15,931	361,156
CSG Systems International, Inc.	4,097	175,311
Diodes, Inc.*	1,286	36,715
Extreme Networks, Inc.*	29,675	317,522
Facebook, Inc., Class A*	6,330	1,088,760
First Solar, Inc.*	279	19,784
FormFactor, Inc.*	2,425	27,827
Intel Corp.	3,422	176,644
KLA-Tencor Corp.	2,029	206,430
Mastercard, Inc., Class A	11,492	2,048,679
Microsoft Corp.	27,500	2,571,800
MoneyGram International, Inc.*	3,471	30,336
NVIDIA Corp.	211	47,454
ON Semiconductor Corp.*	2,971	65,600
Oracle Corp.	583	26,626
PC Connection, Inc.	1,741	46,467
Progress Software Corp.	26,502	978,719
QAD, Inc., Class A	9,851	442,310
Ribbon Communications, Inc.*	27,649	160,917
Rudolph Technologies, Inc.*	16,756	424,765
salesforce.com, Inc.*	1,696	205,199
ServiceNow, Inc.*	326	54,162
TechTarget, Inc.*	4,156	86,653
Trimble, Inc.*	5,028	173,969
Twitter Inc. *	696	21,096
Virtusa Corp.*	1,224	58,923
Visa, Inc., Class A	18,009	2,284,982
Zynga, Inc., Class A*	99,432	343,040
Total Information Technology		18,122,661
Materials—3.6%
AdvanSix, Inc.*	4,109	147,184
Boise Cascade Co.	6,426	267,322
Cabot Corp.	12,639	706,015
Crown Holdings, Inc.*	653	32,545
Graphic Packaging Holding Co.	25,299	361,776

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials—3.6% (continued)
LyondellBasell Industries NV, Class A	7,700	$814,121
SunCoke Energy, Inc.*	19,031	218,666
Valhi, Inc.[1]	7,299	60,582
Total Materials		2,608,211
Real Estate—0.6%
American Homes 4 Rent, Class A, REIT	11,900	240,380
American Tower Corp., REIT	481	65,589
Equity Commonwealth, REIT *	1,867	57,858
Park Hotels & Resorts, Inc., REIT	3,334	95,953
Total Real Estate		459,780
Telecommunication Services—2.1%
AT&T, Inc.	13,936	455,707
Boingo Wireless, Inc.*	12,095	283,749
United States Cellular Corp.*	16,413	649,462
Verizon Communications, Inc.	2,873	141,783
Total Telecommunication Services		1,530,701
Utilities—1.6%
MDU Resources Group Inc.	685	19,296
American Water Works Co., Inc.	4,551	394,026
Hawaiian Electric Industries, Inc.	10,503	364,349
PNM Resources, Inc.	1,287	51,029

	Shares	Value
Vectren Corp.	4,069	$285,929
Total Utilities		1,114,629
Total Common Stocks (Cost $46,085,445)		71,254,691

	Principal Amount
Short-Term Investments—2.0%
Joint Repurchase Agreements—1.2%[2]
Credit Suisse AG, dated 04/30/18, due 05/01/18, 1.700% total to be received $822,688 (collateralized by various U.S. Government Agency Obligations, 0.875% - 3.625%, 01/31/19 - 02/15/47, totaling $839,105)	$822,649	822,649

	Shares
Other Investment Companies—0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[3]	579,492	579,492
Total Short-Term Investments (Cost $1,402,141)		1,402,141
Total Investments—101.2% (Cost $47,487,586)		72,656,832
Other Assets, less Liabilities—(1.2)%		(857,885)
Net Assets—100.0%		$71,798,947

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $787,916 or 1.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT    Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$71,254,691	—	—	$71,254,691
Short-Term Investments
Joint Repurchase Agreements	—	$822,649	—	822,649
Other Investment Companies	579,492	—	—	579,492

Total Investments in Securities	$71,834,183	$822,649	—	$72,656,832

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Fund Snapshots (unaudited) April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Long Investments:
Financials	13.7
Information Technology	9.8
Consumer Discretionary	5.6
Industrials	5.6
Health Care	4.5
Materials	3.6
Real Estate	2.7
Energy	2.0
Consumer Staples	1.5
Utilities	1.3
Telecommunication Services	0.2
Short-Term Investments[1]	18.6
Short Investments:
Financials	(11.7)
Industrials	(7.1)
Information Technology	(6.6)
Consumer Discretionary	(6.2)
Real Estate	(4.0)
Health Care	(3.7)
Energy	(3.1)
Utilities	(2.7)
Consumer Staples	(2.5)
Materials	(2.1)
Telecommunication Services	(0.6)
Other Assets Less Liabilities[2]	81.2

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Vistra Energy Corp.	1.1
Fair Isaac Corp.	1.1
Cadence BanCorp.	1.1
GoDaddy, Inc., Class A	1.1
Brown-Forman Corp., Class B	1.0
Heartland Financial USA, Inc.	1.0
CNA Financial Corp.	1.0
Facebook, Inc., Class A	1.0
Automatic Data Processing, Inc.	1.0
BGC Partners, Inc., Class A	1.0

Top Ten as a Group	10.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2018

	Shares	Value
Long Positions—69.1%
Common Stocks—50.5%
Consumer Discretionary—5.6%
American Axle & Manufacturing Holdings, Inc.*,1	7,729	$118,563
American Eagle Outfitters, Inc.[1]	13,648	282,241
American Public Education, Inc.*,1	1,354	54,566
Beazer Homes USA, Inc.*	701	10,291
Bridgepoint Education, Inc.*,1	12,883	75,237
Cambium Learning Group, Inc.*,1	2,589	26,252
Career Education Corp.*,1	1,898	24,617
CSS Industries, Inc.[1]	24,099	411,129
Genesco, Inc.*,1	1,542	65,920
Haverty Furniture Cos., Inc.[1]	7,154	129,845
Kirkland’s, Inc.*,1	2,576	27,280
Lions Gate Entertainment Corp., Class B1	7,767	178,796
MGM Resorts International[1]	10,896	342,352
The Michaels Cos., Inc.*,1	5,916	110,156
Nautilus, Inc.*,1	2,141	31,152
Scientific Games Corp.*,1	196	10,447
Shoe Carnival, Inc.[1]	1,128	27,489
Tenneco, Inc.[1]	3,711	165,845
Tile Shop Holdings, Inc.	2,441	16,721
The Wendy’s Co.[1]	14,962	250,464
Total Consumer Discretionary		2,359,363
Consumer Staples—1.5%
Brown-Forman Corp., Class B1	8,043	450,730
Monster Beverage Corp.*,1	547	30,085
Sprouts Farmers Market, Inc.*	179	4,480
United Natural Foods, Inc.*,1	3,693	166,259
Total Consumer Staples		651,554
Energy—2.0%
Adams Resources & Energy, Inc.[1]	770	35,266
Cabot Oil & Gas Corp.[1]	4,130	98,748
Centennial Resource Development, Inc. , Class A*,1,2	19,714	364,709
Evolution Petroleum Corp.[1]	5,204	48,397
HighPoint Resources Corp.*,1	6,039	41,729
Marathon Petroleum Corp.[1]	304	22,773
Murphy Oil Corp.[1]	980	29,508
Peabody Energy Corp.	2,585	95,257
TETRA Technologies, Inc.*,1	20,333	79,909
WPX Energy, Inc.*,1	1,765	30,164
Total Energy		846,460

	Shares	Value
Financials—13.7%
American Express Co.[1]	687	$67,841
American Financial Group, Inc. [1]	901	102,011
The Bancorp, Inc.*	1,260	13,041
BancorpSouth Bank[1]	2,774	91,681
BankFinancial Corp.[1]	2,903	49,148
BGC Partners, Inc., Class A1	31,418	419,744
BrightSphere Investment Group
PLC (United Kingdom)[1]	26,459	401,383
Cadence BanCorp.[1]	15,481	452,510
Capital City Bank Group, Inc.[1]	4,570	102,277
Century Bancorp, Inc. , Class A1	1,142	91,360
CNA Financial Corp.[1]	8,566	432,240
Dynex Capital, Inc., REIT [1]	18,231	119,960
Employers Holdings, Inc.[1]	8,984	367,446
Essent Group, Ltd.*,1	10,650	351,024
First American Financial Corp.[1]	7,086	362,165
First Citizens BancShares, Inc., Class A	376	162,541
Heartland Financial USA, Inc.[1]	8,170	438,321
Heritage Commerce Corp.[1]	18,594	306,615
Lazard, Ltd., Class A1	6,952	378,328
Macatawa Bank Corp.[1]	4,587	48,989
MBT Financial Corp.	10,093	102,696
MGIC Investment Corp.*	10,713	107,344
Old Second Bancorp, Inc.[1]	3,849	55,041
RBB Bancorp.[1]	6,808	185,995
Shore Bancshares, Inc.[1]	11,811	213,661
State Bank Financial Corp.[1]	4,899	154,367
Texas Capital Bancshares, Inc.*,1	1,383	136,433
Westwood Holdings Group, Inc.[1]	1,598	92,652
Total Financials		5,806,814
Health Care—4.5%
Acorda Therapeutics, Inc.*	427	9,864
Allscripts Healthcare Solutions, Inc.*,1	30,266	351,691
AmerisourceBergen Corp.[1]	3,953	358,063
BioSpecifics Technologies Corp.*,1	4,249	180,243
Castlight Health Inc. , Class B*,1	18,704	70,140
Celgene Corp.*,1	3,191	277,936
Corcept Therapeutics, Inc.*,1	2,115	35,278
Cotiviti Holdings, Inc.*,1	3,671	126,796
Exelixis, Inc.*	271	5,642
Halozyme Therapeutics, Inc.*	473	8,954
Luminex Corp.[1]	3,661	78,162

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care—4.5% (continued)
Meridian Bioscience, Inc.[1]	10,118	$147,723
Pieris Pharmaceuticals, Inc.*	2,330	14,842
Protagonist Therapeutics, Inc.*	567	4,899
Sangamo Therapeutics, Inc.*,1	1,556	24,585
Vanda Pharmaceuticals, Inc.*	1,640	22,878
Veeva Systems, Inc., Class A*,1	1,558	109,262
Vertex Pharmaceuticals, Inc.*,1	481	73,670
Total Health Care		1,900,628
Industrials—5.6%
ARC Document Solutions, Inc.*,1	34,684	76,305
Beacon Roofing Supply, Inc.*,1	5,018	245,631
Builders FirstSource, Inc.*,1	2,292	41,783
Copa Holdings, S.A., Class A (Panama)[1]	1,590	186,300
Covenant Transportation Group, Inc., Class A*,1	7,193	199,606
Echo Global Logistics, Inc.*,1	5,555	151,651
Gardner Denver Holdings, Inc.*,1	4,802	151,887
Hawaiian Holdings, Inc.[1]	3,509	144,571
HD Supply Holdings, Inc.*,1	2,727	105,562
Heidrick & Struggles International, Inc.[1]	1,842	69,351
Herman Miller, Inc.[1]	178	5,465
InnerWorkings, Inc.*	7,329	74,023
Kforce, Inc.[1]	2,349	62,366
Navistar International Corp.*,1	3,653	127,161
Pitney Bowes, Inc.[1]	3,114	31,825
Rush Enterprises, Inc., Class A*,1	1,320	53,896
Rush Enterprises, Inc., Class B*,1	210	8,171
The Toro Co.[1]	6,999	408,672
TrueBlue, Inc.*,1	1,884	50,209
Universal Logistics Holdings, Inc.[1]	3,894	85,473
YRC Worldwide, Inc.*,1	7,930	65,977
Total Industrials		2,345,885
Information Technology—9.8%
Aerohive Networks, Inc.*,1	17,165	69,862
Atlassian Corp. PLC, Class A (Australia)*,1	1,935	108,321
Automatic Data Processing, Inc.[1]	3,555	419,774
Cirrus Logic, Inc.*,1	2,854	104,085
CSG Systems International, Inc.	3,018	129,140
Extreme Networks, Inc.*,1	5,233	55,993
Facebook, Inc., Class A*,1	2,470	424,840
Fair Isaac Corp.*,1	2,616	453,039
First Solar, Inc.*,1	673	47,722
GoDaddy, Inc., Class A*,1	6,991	451,339

	Shares	Value
Juniper Networks, Inc.[1]	1,812	$44,557
MAXIMUS, Inc.[1]	1,066	72,094
ON Semiconductor Corp.*,1	12,485	275,669
Ribbon Communications, Inc.*,1	16,155	94,022
ServiceNow, Inc.*,1	1,480	245,887
Synopsys, Inc.*,1	4,578	391,465
Trimble, Inc.*	11,699	404,785
VeriFone Systems, Inc.*,1	4,365	100,439
Virtusa Corp.*	1,095	52,713
XO Group, Inc.*,1	3,892	84,379
Zix Corp.*,1	10,269	51,859
Zynga, Inc., Class A*,1	21,030	72,554
Total Information Technology		4,154,538
Materials—3.6%
AdvanSix, Inc.*	202	7,236
Crown Holdings, Inc.*,1	7,148	356,256
Greif, Inc., Class B1	1,580	99,461
HB Fuller Co.[1]	8,232	407,237
Ingevity Corp.*	204	15,673
Kraton Corp.*,1	5,143	234,881
OMNOVA Solutions, Inc.*,1	1,774	19,337
Reliance Steel & Aluminum Co.[1]	2,605	229,032
Schweitzer-Mauduit International, Inc.[1]	514	20,061
SunCoke Energy, Inc.*,1	11,623	133,548
Total Materials		1,522,722
Real Estate—2.7%
Altisource Portfolio Solutions, S.A. (Luxembourg)*	416	11,390
Apple Hospitality REIT, Inc., REIT [1]	5,088	91,533
Equity LifeStyle Properties, Inc., REIT [1]	3,860	344,158
Forest City Realty Trust, Inc., Class A, REIT [1]	581	11,655
Gaming and Leisure Properties, Inc., REIT [1]	4,092	140,233
HFF, Inc., Class A1	1,811	63,638
Iron Mountain, Inc., REIT [1]	8,664	294,056
Marcus & Millichap, Inc.*,1	4,490	153,378
Weingarten Realty Investors, REIT [1]	846	23,240
Total Real Estate		1,133,281
Telecommunication Services—0.2%
Cincinnati Bell, Inc.*	5,043	76,402
Utilities—1.3%
Atlantic Power Corp.*,1	27,996	61,591

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities—1.3% (continued)
Vistra Energy Corp.*	20,719	$473,429
Total Utilities		535,020
Total Common Stocks (Cost $21,303,123)		21,332,667

	Principal Amount
Short-Term Investments—18.6%
Joint Repurchase Agreements—0.0%[3]
BNP Paribas SA, dated 04/30/18, due 05/01/18, 1.860% total to be received $1,163 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 05/03/18 - 02/15/46, totaling $1,186)	$1,163	1,163

	Shares
Other Investment Companies—18.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[4]	7,848,591	7,848,591
Total Short-Term Investments (Cost $7,849,754)		7,849,754
Total Investments—69.1% (Cost $29,152,877)		29,182,421
Short Sales—(50.3%)[5]
Common Stocks—(50.3%)
Consumer Discretionary—(6.2%)
American Outdoor Brands Corp. *	(3,296)	(36,256)
BJ’s Restaurants, Inc.	(2,824)	(157,720)
Chegg, Inc. *	(2,394)	(55,565)
Dick’s Sporting Goods, Inc.	(2,320)	(76,769)
Dine Brands Global, Inc.	(2,482)	(196,922)
Drive Shack, Inc. *	(20,215)	(109,767)
Entercom Communications Corp., Class A	(8,020)	(81,403)
Fox Factory Holding Corp. *	(259)	(8,612)
Global Eagle Entertainment, Inc. *	(10,804)	(12,641)
iRobot Corp. *	(2,155)	(125,766)
Mattel, Inc.	(12,322)	(182,365)
McDonald’s Corp.	(1,379)	(230,900)
Mohawk Industries, Inc. *	(372)	(78,075)
Monro, Inc.	(2,747)	(153,695)
Newell Brands, Inc.	(5,574)	(154,010)
OBH, Inc. *	(589)	(201,591)
Pool Corp.	(1,442)	(200,164)
Red Robin Gourmet Burgers, Inc. *	(1,795)	(111,918)

	Shares	Value
Shake Shack, Inc., Class A *	(3,222)	$(153,399)
Shiloh Industries, Inc. *	(380)	(3,158)
Tesla, Inc. *	(686)	(201,615)
Vista Outdoor, Inc. *	(5,257)	(88,055)
Total Consumer Discretionary		(2,620,366)
Consumer Staples—(2.5%)
Constellation Brands, Inc., Class A	(941)	(219,375)
Coty, Inc., Class A	(10,409)	(180,596)
Edgewell Personal Care Co. *	(4,362)	(192,146)
Kellogg Co.	(3,300)	(194,370)
Limoneira Co.	(295)	(6,868)
Molson Coors Brewing Co., Class B	(1,314)	(93,610)
Sanderson Farms, Inc.	(1,663)	(184,859)
Total Consumer Staples		(1,071,824)
Energy—(3.1%)
Baker Hughes a GE Co.	(1,817)	(65,612)
Green Plains, Inc.	(12,081)	(224,706)
Hess Corp.	(4,912)	(279,935)
International Seaways, Inc. *	(12,301)	(247,619)
Kinder Morgan, Inc.	(13,705)	(216,813)
PHI, Inc. *	(3,303)	(41,386)
Range Resources Corp.	(4,636)	(64,209)
SemGroup Corp., Class A	(2,765)	(69,540)
Targa Resources Corp.	(2,307)	(108,360)
Total Energy		(1,318,180)
Financials—(11.7%)
AGNC Investment Corp., REIT	(10,659)	(201,668)
Ambac Financial Group, Inc. *	(2,783)	(47,394)
American International Group, Inc.	(4,026)	(225,456)
Arlington Asset Investment Corp., Class A	(18,758)	(214,592)
ARMOUR Residential REIT, Inc., REIT	(7,630)	(172,667)
Associated Capital Group, Inc., Class A	(2,123)	(76,746)
Assured Guaranty, Ltd. (Bermuda)	(5,787)	(210,010)
Banc of California, Inc.	(10,535)	(202,272)
Bank of the Ozarks, Inc.	(133)	(6,224)
Blue Capital Reinsurance Holdings, Ltd. (Bermuda)	(16,460)	(190,936)
Camden National Corp.	(594)	(26,320)
Capstar Financial Holdings, Inc. *	(4,908)	(93,694)
Chubb, Ltd. (Switzerland)	(1,127)	(152,900)
CIT Group, Inc.	(2,510)	(132,905)
Civista Bancshares, Inc.	(5,135)	(117,797)
County Bancorp, Inc.	(1,618)	(45,563)

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—(11.7%) (continued)
Credit Acceptance Corp. *	(685)	$(226,625)
Donnelley Financial Solutions, Inc. *	(10,142)	(186,613)
Ellington Residential Mortgage REIT	(1,286)	(14,622)
First Republic Bank	(2,238)	(207,843)
Glacier Bancorp, Inc.	(55)	(2,037)
Greenhill & Co., Inc.	(4,658)	(94,557)
Guaranty Bancshares, Inc.	(668)	(21,904)
HCI Group, Inc.	(1,499)	(62,793)
Home BancShares, Inc.	(1,301)	(30,235)
HomeStreet, Inc. *	(5,912)	(150,756)
Lincoln National Corp.	(2,580)	(182,251)
Live Oak Bancshares, Inc.	(1,786)	(50,455)
MidSouth Bancorp, Inc.	(9,029)	(125,955)
MTGE Investment Corp., REIT	(9,027)	(163,840)
Navient Corp.	(163)	(2,161)
New Residential Investment Corp., REIT	(528)	(9,229)
Northeast Bancorp.	(4,311)	(84,065)
PacWest Bancorp.	(4,097)	(209,930)
Pinnacle Financial Partners, Inc.	(3,179)	(203,615)
PJT Partners, Inc., Class A	(294)	(16,314)
Republic First Bancorp, Inc. *	(23,013)	(191,008)
Safeguard Scientifics, Inc. *	(15,605)	(202,085)
Signature Bank/New York NY *	(1,645)	(209,162)
SLM Corp. *	(6,140)	(70,487)
T Rowe Price Group, Inc.	(921)	(104,828)
Tiptree, Inc.	(1,500)	(9,525)
Total Financials		(4,950,039)
Health Care—(3.7%)
ABIOMED, Inc. *	(57)	(17,154)
Acadia Healthcare Co., Inc. *	(5,375)	(191,242)
Aerie Pharmaceuticals, Inc. *	(404)	(20,685)
Aimmune Therapeutics, Inc. *	(1,170)	(36,317)
Becton Dickinson and Co.	(942)	(218,422)
Charles River Laboratories International, Inc. *	(227)	(23,651)
Evolent Health, Inc., Class A *	(15,607)	(257,515)
Global Blood Therapeutics, Inc. *	(1,497)	(66,093)
Invacare Corp.	(7,201)	(131,058)
Neos Therapeutics, Inc. *	(11,736)	(97,409)
Puma Biotechnology, Inc. *	(534)	(34,043)
Quidel Corp. *	(4,613)	(261,557)
Radius Health, Inc. *	(2,965)	(89,543)
Repligen Corp. *	(582)	(21,534)

	Shares	Value
Teladoc, Inc. *	(1,783)	$(76,669)
Total Health Care		(1,542,892)
Industrials—(7.1%)
Acuity Brands, Inc.	(1,302)	(155,941)
Axon Enterprise, Inc. *	(5,664)	(237,775)
CH Robinson Worldwide, Inc.	(2,701)	(248,573)
Covanta Holding Corp.	(7,987)	(119,006)
Flowserve Corp.	(4,989)	(221,562)
Genesee & Wyoming, Inc., Class A *	(1,161)	(82,663)
Great Lakes Dredge & Dock Corp. *	(33,601)	(154,565)
HC2 Holdings, Inc. *	(4,473)	(22,812)
HEICO Corp.	(556)	(48,845)
Hertz Global Holdings, Inc. *	(119)	(2,606)
Insteel Industries, Inc.	(309)	(9,279)
Johnson Controls International PLC	(5,205)	(176,293)
Lindsay Corp.	(2,376)	(208,755)
Macquarie Infrastructure Corp.	(3,151)	(119,423)
Mercury Systems, Inc. *	(3,905)	(125,272)
Multi-Color Corp.	(1,122)	(72,874)
NN, Inc.	(4,092)	(83,068)
Nordson Corp.	(1,450)	(186,470)
Northwest Pipe Co. *	(11,974)	(236,247)
Parker-Hannifin Corp.	(1,205)	(198,367)
Roper Technologies, Inc.	(817)	(215,843)
TransDigm Group, Inc.	(157)	(50,330)
Total Industrials		(2,976,569)
Information Technology—(6.6%)
Agilysys, Inc. *	(7,396)	(87,125)
Akamai Technologies, Inc. *	(2,834)	(203,056)
Amber Road, Inc. *	(14,180)	(131,307)
Amphenol Corp., Class A	(2,509)	(210,028)
Appfolio, Inc., Class A *	(55)	(2,637)
Benefitfocus, Inc. *	(256)	(7,731)
Brooks Automation, Inc.	(3,154)	(78,471)
CDK Global, Inc.	(2,356)	(153,705)
CommScope Holding Co, Inc. *	(2,418)	(92,416)
CyberOptics Corp. *	(1,696)	(25,864)
Fidelity National Information Services, Inc.	(2,196)	(208,554)
Gartner, Inc. *	(1,624)	(196,975)
GSI Technology, Inc. *	(1,314)	(9,632)
IAC/InterActiveCorp.*	(268)	(43,454)
LivePerson, Inc. *	(1,138)	(19,118)
Maxwell Technologies, Inc. *	(22,274)	(114,266)

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—(6.6%) (continued)
Microchip Technology, Inc.	(1,951)	$(163,221)
Motorola Solutions, Inc.	(2,016)	(221,417)
Napco Security Technologies, Inc. *	(3,341)	(35,749)
Nuance Communications, Inc. *	(3,155)	(46,442)
Pandora Media, Inc. *	(17,155)	(96,240)
PROS Holdings, Inc. *	(3,845)	(113,504)
Symantec Corp.	(661)	(18,369)
Synchronoss Technologies, Inc. *	(3,830)	(42,896)
The Trade Desk Inc., Class A *	(34)	(1,740)
Tyler Technologies, Inc. *	(255)	(55,825)
The Ultimate Software Group Inc. *	(247)	(59,260)
ViaSat, Inc. *	(3,033)	(194,051)
WEX, Inc. *	(1,025)	(165,968)
Total Information Technology		(2,799,021)
Materials—(2.1%)
Ampco-Pittsburgh Corp.	(2,993)	(29,481)
Ashland Global Holdings, Inc.	(3,011)	(199,268)
Axalta Co.ating Systems, Ltd. *	(385)	(11,896)
Domtar Corp.	(1,433)	(62,909)
Intrepid Potash, Inc. *	(4,803)	(21,758)
LSB Industries, Inc. *	(1,698)	(9,390)
Martin Marietta Materials, Inc.	(506)	(98,554)
Platform Specialty Products Corp. *	(11,979)	(120,628)
Schnitzer Steel Industries, Inc., Class A	(3,760)	(110,732)
Tahoe Resources, Inc.	(37,295)	(187,594)
TimkenSteel Corp. *	(1,331)	(22,347)
Total Materials		(874,557)
Real Estate—(4.0%)
Bluerock Residential Growth REIT, Inc., REIT	(10,205)	(91,743)

	Shares	Value
CBL & Associates Properties, Inc., REIT	(2,402)	$(10,040)
Community Healthcare Trust, Inc., REIT	(7,392)	(188,496)
Digital Realty Trust, Inc., REIT	(1,936)	(204,616)
The Howard Hughes Corp. *	(1,187)	(160,601)
Maui Land & Pineapple Co., Inc. *	(16,074)	(171,188)
Pennsylvania Real Estate Investment Trust, REIT	(12,207)	(118,164)
Realogy Holdings Corp.	(8,284)	(205,526)
Realty Income Corp., REIT	(3,468)	(175,169)
SL Green Realty Corp., REIT	(145)	(14,172)
Taubman Centers, Inc., REIT	(1,830)	(102,444)
Uniti Group, Inc., REIT *	(12,961)	(233,557)
Total Real Estate		(1,675,716)
Telecommunication Services—(0.6%)
CenturyLink, Inc.	(14,149)	(262,888)
Utilities—(2.7%)
AquaVenture Holdings, Ltd. *	(13,249)	(194,230)
Consolidated Edison, Inc.	(2,570)	(205,934)
DTE Energy Co.	(1,813)	(191,090)
Northwest Natural Gas Co.	(3,847)	(235,821)
RGC Resources, Inc.	(845)	(21,885)
Sempra Energy	(492)	(55,006)
The Southern Co.	(4,657)	(214,781)
TerraForm Power, Inc., Class A	(3,031)	(33,796)
Total Utilities		(1,152,543)
Total Common Stocks (Proceeds $(21,359,405))		(21,244,595)
Total Short Sales—(50.3%) (Proceeds $(21,359,405))		(21,244,595)
Other Assets, less Liabilities—81.2%		34,336,353
Net Assets—100.0%		$42,274,179

*	Non-income producing security.
[1]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and futures contracts. As of April 30, 2018, value of securities held in the segregated account was $18,937,826.
[2]	Some or all of these securities, amounting to $1,166 or 0.0% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	The Fund is contractually responsible to the lender for any dividends payable on securities while those securities are outstanding in short position. These dividends and interest amounts are recorded as dividend expense on the Statement of Operations.

REIT Real Estate Investment Trust

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
S&P 500 E-Mini FUT Index	USD	369	Long	06/15/18	$48,837,150	$667,097

The accompanying notes are an integral part of these financial statements.

AMG FQ Long-Short Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$21,332,667	—	—	$21,332,667
Short-Term Investments
Joint Repurchase Agreements	—	$1,163	—	1,163
Other Investment Companies	7,848,591	—	—	7,848,591

Total Assets	29,181,258	1,163	—	29,182,421

Liabilities
Common Stocks†	(21,244,595)	—	—	(21,244,595)

Net Investments in Securities	$7,936,663	$1,163	—	$7,937,826

Financial Derivative Instruments—Assets
Equity Contracts	$667,097	—	—	$667,097

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The following schedule shows the value of derivative instruments at April 30, 2018:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Variation margin on futures contracts	$667,097	Variation margin on futures contracts	—

	Totals	$667,097		—

For the six months ended April 30, 2018, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Equity contracts	Net realized gain on futures contracts	$3,858,644	Net change in unrealized appreciation/depreciation future contracts	$(582,330)

	Totals	$3,858,644		$(582,330)

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (unaudited) April 30, 2018

	Shares	Value
Exchange Traded Funds—59.7%
iShares Global Infrastructure ETF[1]	27,711	$1,211,248
iShares iBoxx $ High Yield Corporate Bond ETF[1,2]	157,852	13,527,916
iShares iBoxx $ Investment Grade Corporate Bond ETF[3]	38,850	4,476,297
iShares TIPS Bond ETF[3]	67,898	7,645,994
Materials Select Sector SPDR Fund	20,175	1,150,177
SPDR Citi International Government Inflation-Protected Bond ETF[3]	23,556	1,347,874
VanEck Vectors Gold Miners ETF	53,982	1,202,719
VanEck Vectors Natural Resource ETF	32,729	1,211,955
Vanguard Global ex-U.S. Real Estate ETF	7,215	441,847
Vanguard REIT ETF[1,3]	46,695	3,553,022
Total Exchange Traded Funds (Cost $35,849,152)		35,769,049

	Notes
Exchange Traded Notes—10.1%
Deutsche Bank AG, PowerShares DB Gold Double
Long, 02/15/38*	45,725	1,151,355
iPath Bloomberg Commodity Index Total Return ETN, 06/12/36*	92,008	2,299,280
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index
Total Return, 10/24/22*	428,229	2,432,341
VelocityShares 3x Long Crude Oil ETN, 02/09/32*	4,646	162,378
Total Exchange Traded Notes (Cost $5,784,389)		6,045,354
Purchased Options—0.7%
(See Open Purchased Options schedule) (Cost $615,112)		434,019

	Principal Amount
U.S. Government Obligations—11.6%
United States Treasury Bill, 1.605%, 06/14/18[4,5]	$1,000,000	998,020
United States Treasury Bill, 1.844%, 08/16/18[4,5]	2,950,000	2,933,777
United States Treasury Bill, 1.938%, 10/11/18[5]	3,000,000	2,973,580
Total U.S. Government Obligations (Cost $6,905,408)		6,905,377
Short-Term Investments—38.3%
Joint Repurchase Agreements—19.7%[6]
Cantor Fitzgerald Securities, Inc., dated 04/30/18, due 05/01/18, 1.710% total to be received $2,811,751 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 05/25/18 - 03/20/68, totaling $2,867,850)	2,811,617	2,811,617

	Principal Amount	Value
JPMorgan Securities, LLC dated 04/30/18, due 05/01/18, 1.710% total to be received $590,313 (collateralized by various U.S. Government Agency Obligations, 1.125% - 2.250%, 01/31/19 - 01/31/24, totaling $602,092)	$590,285	$590,285
MUFG Securities America, Inc. dated 04/30/18, due 05/01/18, 1.710% total to be received $2,811,751 (collateralized by various U.S. Government Agency Obligations, 1.916% -5.095%, 08/01/19 - 04/01/48, totaling $2,867,849)	2,811,617	2,811,617
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.740% total to be received $2,811,753 (collateralized by various U.S. Government Agency Obligations, 0.000% -10.500%, 05/01/18 - 03/20/68, totaling $2,867,849)	2,811,617	2,811,617
State of Wisconsin Investment Board, dated 04/30/18, due 05/01/18, 2.010% total to be received $2,811,774 (collateralized by various U.S. Government Agency Obligations, 0.125% -3.875%, 04/15/19 - 02/15/48, totaling $2,867,062)	2,811,617	2,811,617
Total Joint Repurchase Agreements		11,836,753

	Shares
Other Investment Companies—18.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.60%[7]	10,376,091	10,376,091
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[7]	751,903	751,903
Total Other Investment Companies		11,127,994
Total Short-Term Investments (Cost $22,964,747)		22,964,747
Total Investments—120.4% (Cost $72,118,808)		72,118,546
Other Assets, less Liabilities—(20.4)%		(12,217,187)
Net Assets—100.0%		$59,901,359

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $11,559,666 or 19.3% of net assets, were out on loan to various brokers.
[2]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
[3]	Some or all of these securities were held as collateral for written options as of April 30, 2018, amounting to $13,822,638 or 23.1% of net assets.
[4]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at April 30, 2018, amounted to $2,987,021, or 5.0% of net assets.
[5]	Represents yield to maturity at April 30, 2018.
[6]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[7]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TIPS	Treasury Inflation-Protected Securities

Open Purchased Options

Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
EURO STOXX 50 (Put)	3,125	05/18/18	95	$2,968,750	$51,640	$1,606
EURO STOXX 50 (Put)	3,125	06/15/18	97	$3,031,250	45,745	8,082
EURO STOXX 50 (Put)	3,200	05/18/18	1	$32,000	362	24
EURO STOXX 50 (Put)	3,200	07/20/18	85	$2,720,000	33,679	22,377
S&P 500 Index (Put)	2,490	07/20/18	66	$16,434,000	211,999	182,820
S&P 500 Index (Put)	2,500	07/20/18	6	$1,500,000	17,653	18,690
S&P 500 Index (Put)	2,520	06/15/18	59	$14,868,000	141,135	102,660
S&P 500 Index (Put)	2,615	05/18/18	47	$12,290,500	112,899	97,760

Total					$615,112	$434,019

Open Written Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
EURO STOXX 50 (Call)	3,550	05/18/18	1	$35,500	$151	$(143)
EURO STOXX 50 (Call)	3,575	06/15/18	97	$3,467,750	17,678	(19,210)
EURO STOXX 50 (Call)	3,600	05/18/18	95	$3,420,000	19,809	(3,671)
EURO STOXX 50 (Call)	3,625	07/20/18	85	$3,081,250	12,608	(20,734)
EURO STOXX 50 (Put)	2,975	05/18/18	95	$2,826,250	29,435	(918)
EURO STOXX 50 (Put)	3,000	06/15/18	97	$2,910,000	27,752	(4,685)
EURO STOXX 50 (Put)	3,075	05/18/18	1	$30,750	195	(15)
EURO STOXX 50 (Put)	3,075	07/20/18	85	$2,613,750	19,783	(13,241)
S&P 500 Index (Call)	2,825	06/15/18	59	$16,667,500	41,176	(12,390)
S&P 500 Index (Call)	2,875	07/20/18	6	$1,725,000	3,707	(1,860)
S&P 500 Index (Call)	2,880	07/20/18	66	$19,008,000	52,661	(18,150)
S&P 500 Index (Put)	2,405	07/20/18	66	$15,873,000	144,401	(103,620)
S&P 500 Index (Put)	2,440	06/15/18	59	$14,396,000	88,376	(56,876)
S&P 500 Index (Put)	2,445	07/20/18	6	$1,467,000	13,787	(13,920)
S&P 500 Index (Put)	2,520	05/18/18	47	$11,844,000	72,751	(27,025)

Total					$544,270	$(296,458)

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
Australia 10-Year Bond	AUD	41	Long	06/15/18	$3,947,651	$16,284
Australian SPI 200 Index	AUD	30	Long	06/21/18	3,368,617	(18,732)
Canadian 10-Year Bond	CAD	37	Long	06/20/18	3,788,037	10,866
EURO BUXL 30-Year Bond	EUR	16	Long	06/07/18	3,159,850	81,898
EURO STOXX 50	EUR	208	Long	06/15/18	8,726,008	343,831
FTSE 100 Index	GBP	24	Long	06/15/18	2,464,859	112,244
Hang Seng Index	HKD	9	Long	05/30/18	1,758,168	26,247
Russell 2000® Mini Index	USD	109	Long	06/15/18	8,413,710	(183,509)
S&P 500 E-Mini FUT Index	USD	23	Long	06/15/18	3,044,050	(93,517)
S&P 500 E-Mini MSCI Index	USD	118	Long	06/15/18	6,797,980	(302,354)
S&P/TSX 60 Index	CAD	22	Long	06/14/18	3,165,793	8,886
TOPIX Index	JPY	16	Long	06/07/18	2,604,464	147,677
U.K. 10-Year Gilt	GBP	33	Long	06/27/18	5,554,442	59,933
U.S. Treasury Long Bond	USD	24	Long	06/20/18	3,452,250	42,699

Total						$252,453

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds†	$35,769,049	—	—	$35,769,049
Exchange Traded Notes†	6,045,354	—	—	6,045,354
Purchased Options
Equity Contracts	434,019	—	—	434,019
U.S. Government Obligations	—	$6,905,377	—	6,905,377
Short-Term Investments
Joint Repurchase Agreements	—	11,836,753	—	11,836,753
Other Investment Companies	11,127,994	—	—	11,127,994

Total Investments in Securities	$53,376,416	$18,742,130	—	$72,118,546

Financial Derivative Instruments—Assets
Interest Rate Contracts	$211,680	—	—	$211,680
Equity Contracts	638,885	—	—	638,885
Financial Derivative Instruments—Liabilities
Equity Contracts	(894,570)	—	—	(894,570)

Total Financial Derivative Instruments	$(44,005)	—	—	$(44,005)

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at April 30, 2018:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts—Purchased and written options	Options purchased[1]	$434,019	Options written	$296,458
Equity contracts—Futures	Receivable for variation margin[2]	135,645	Payable for variation margin[2]	169,883

Totals		$569,664		$466,341

For the six months ended April 30, 2018, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Equity contracts—Purchased options	Net realized loss on options purchased[1]	$(655,818)	Net change in unrealized appreciation/ depreciation options purchased[1]	$224,028
Equity contracts—Futures	Net realized gain on futures contracts	2,513,763	Net change in unrealized appreciation/ depreciation future contracts	(1,964,388)
Interest rate contracts—Futures	Net realized gain on futures contracts	(696,011)	Net change in unrealized appreciation/ depreciation on futures contracts	424,379
Equity contracts—Written options	Net realized loss on options written	(926,120)	Net change in unrealized appreciation/ depreciation options written	195,197

Totals		$235,814		$(1,120,784)

[1]	Options purchased are included in Investments at value on the Statement of Assets and Liabilities. Net realized gain/loss on options purchased and net change in unrealized appreciation/depreciation on options purchased are included in the net realized gain/loss on investments and net change in unrealized appreciation/depreciation of investments, respectively, on the Statement of Operations.
[2]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/depreciation of $252,453.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) April 30, 2018

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ Long-Short Equity Fund	AMG FQ Global Risk-Balanced Fund
Assets:
Investments at Value* (including securities on loan valued at $787,916, $1,166, and $11,559,666, respectively)	$71,834,183	$29,181,258	$60,281,793
Repurchase Agreements at value**	822,649	1,163	11,836,753
Cash	—	3,284	—
Due from broker	—	22,480,067	—
Variation margin and cash deposited with brokers for futures contracts	—	1,904,040	—
Segregated cash	—	10,250,000	—
Dividend, interest and other receivables	31,251	31,825	30,294
Receivable for Fund shares sold	1,883	35,719	762
Receivable from affiliate	7,819	6,112	3,374
Receivable for variation margin	—	—	135,645
Prepaid expenses and other assets	19,731	17,072	23,045
Total assets	72,717,516	63,910,540	72,311,666
Liabilities:
Payable upon return of securities loaned	822,649	1,163	11,836,753
Payable for investments purchased	—	302,159	22,135
Payable for Fund shares repurchased	14	10,844	9,199
Written options (premiums received $0, $0, and
$544,270, respectively)	—	—	296,458
Interest and dividends payable	—	11,784	—
Payable for variation margin	—	—	169,883
Due to custodian	—	—	627
Accrued expenses:
Investment advisory and management fees	41,325	12,075	29,494
Administrative fees	8,855	5,175	7,373
Distribution fees	1,976	619	438
Shareholder service fees	—	664	461
Professional fees	21,193	22,620	21,200
Other	22,557	24,663	16,286
Securities sold short, at value (proceeds $0, $21,359,405 and $0, respectively)	—	21,244,595	—
Total liabilities	918,569	21,636,361	12,410,307
Net Assets	$71,798,947	$42,274,179	$59,901,359
* Investments at cost	$46,664,937	$29,151,714	$60,282,055
** Repurchase agreements at cost	$822,649	$1,163	$11,836,753

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ Long-Short Equity Fund	AMG FQ Global Risk-Balanced Fund
Net Assets Represent:
Paid-in capital	$46,449,772	$39,084,955	$61,168,320
Undistributed (distribution in excess of) net investment income	60,853	(6,749)	235,547
Accumulated net realized gain (loss) from investments	119,076	2,384,522	(2,002,483)
Net unrealized appreciation on investments	25,169,246	811,451	499,975
Net Assets	$71,798,947	$42,274,179	$59,901,359
Class N:
Net Assets	$9,566,774	$3,109,650	$2,134,946
Shares outstanding	311,457	207,840	137,925
Net asset value, offering and redemption price per share	$30.72	$14.96	$15.48
Class I:
Net Assets	$62,232,173	$39,164,529	$1,630,769
Shares outstanding	2,028,340	2,616,593	104,905
Net asset value, offering and redemption price per share	$30.68	$14.97	$15.55
Class Z:
Net Assets	—	—	$56,135,644
Shares outstanding	—	—	3,612,700
Net asset value, offering and redemption price per share	—	—	$15.54

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended April 30, 2018

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ Long-Short Equity Fund	AMG FQ Global Risk-Balanced Fund
Investment Income:
Interest income	—	$11,774	$39,982
Dividend income	$449,028	258,306 [1]	671,066
Securities lending income	1,893	539	60,035
Foreign withholding tax	(563)	(105)	—
Total investment income	450,358	270,514	771,083
Expenses:
Investment advisory and management fees	252,782	71,235	183,342
Administrative fees	54,168	30,529	45,835
Distribution fees—Class N	12,461	3,850	2,715
Shareholder servicing fees—Class N	—	1,540	1,629
Shareholder servicing fees—Class I	—	3,520	1,093
Registration fees	16,622	17,321	22,619
Professional fees	16,422	21,594	19,277
Reports to shareholders	10,316	11,607	8,165
Custodian fees	6,409	11,800	3,815
Transfer agent fees	6,382	6,513	6,082
Trustee fees and expenses	2,430	1,369	2,110
Interest and dividend expense	—	127,989	—
Miscellaneous	1,591	1,326	1,692
Total expenses before offsets	379,583	310,193	298,374
Expense reimbursements	(45,728)	(32,858)	(20,980)
Expense reductions	(795)	(72)	—
Net expenses	333,060	277,263	277,394
Net investment income (loss)	117,298	(6,749)	493,689
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	128,586	1,589,499	(1,035,281)
Net realized loss on short sales	—	(1,803,696)	—
Net realized gain on futures contracts	—	3,858,644	1,817,752
Net realized loss on written options	—	—	(926,120)
Net realized loss on foreign currency transactions	—	—	(7,974)
Net change in unrealized appreciation/depreciation on investments	2,429,271	(1,216,827)	111,233
Net change in unrealized appreciation/depreciation on short sales	—	1,089,277	—
Net change in unrealized appreciation/depreciation on futures contracts	—	(582,330)	(1,540,009)
Net change in unrealized appreciation/depreciation on written options	—	—	195,197
Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	(148)
Net realized and unrealized gain (loss)	2,557,857	2,934,567	(1,385,350)
Net increase (decrease) in net assets resulting from operations	$2,675,155	$2,927,818	$(891,661)

[1]	Includes non-recurring dividends of $27,492.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017

	AMG FQ Tax-Managed U.S. Equity Fund		AMG FQ Long-Short Equity Fund		AMG FQ Global Risk-Balanced Fund
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$117,298	$239,960	$(6,749)	$425,923	$493,689	$777,401
Net realized gain (loss) on investments	128,586	10,300,977	3,644,447	10,393,276	(151,623)	5,317,015
Net change in unrealized appreciation/depreciation on investments	2,429,271	6,175,558	(709,880)	724,385	(1,233,727)	3,182,485
Net increase (decrease) in net assets resulting from operations	2,675,155	16,716,495	2,927,818	11,543,584	(891,661)	9,276,901
Distributions to Shareholders:
From net investment income:
Class N	—	(222,884)	—	(223,372)	(5,692)	(20,489)
Class I	(213,203)	(675,125)	—	(483,055)	(4,577)	(115,642)
Class Z	—	—	—	—	(397,638)	(927,631)
From net realized gain on investments:
Class N	(12,973)	—	(735,101)	(1,166,878)	—	—
Class I	(82,820)	—	(8,503,620)	(1,613,580)	—	—
Total distributions to shareholders	(308,996)	(898,009)	(9,238,721)	(3,486,885)	(407,907)	(1,063,762)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(3,119,126)	(19,645,798)	8,087,903	(26,025,738)	(2,131,657)	(14,490,282)
Total increase (decrease) in net assets	(752,967)	(3,827,312)	1,777,000	(17,969,039)	(3,431,225)	(6,277,143)
Net Assets:
Beginning of period	72,551,914	76,379,226	40,497,179	58,466,218	63,332,584	69,609,727
End of period	$71,798,947	$72,551,914	$42,274,179	$40,497,179	$59,901,359	$63,332,584
End of period undistributed (distribution in excess of) net investment income	$60,853	$156,758	$(6,749)	—	$235,547	$149,765

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class N		2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$29.69	$24.11	$24.42	$23.58	$20.02	$15.37
Income (loss) from Investment Operations:
Net investment income[2,3]	0.02	0.03 [4]	0.22 [5]	0.08 [6]	0.03	0.06 [7]
Net realized and unrealized gain (loss) on investments	1.05	5.79	(0.43)	0.81	3.55	4.71
Total income (loss) from investment operations	1.07	5.82	(0.21)	0.89	3.58	4.77
Less Distributions to Shareholders from:
Net investment income	—	(0.24)	(0.10)	(0.05)	(0.02)	(0.12)
Net realized gain on investments	(0.04)	—	—	—	—	—
Total distributions to shareholders	(0.04)	(0.24)	(0.10)	(0.05)	(0.02)	(0.12)
Net Asset Value, End of Period	$30.72	$29.69	$24.11	$24.42	$23.58	$20.02
Total Return[3]	3.60%[8]	24.27%	(0.86)%	3.79%	17.91%	31.31%
Ratio of net expenses to average net assets	1.14%[10]	1.14%	1.14%	1.20%	1.24%	1.26%[11]
Ratio of gross expenses to average net assets[12]	1.27%[10]	1.27%	1.26%	1.27%	1.29%	1.35%[11]
Ratio of net investment income to average net assets[3]	0.11%[10]	0.13%	0.93%	0.34%	0.13%	0.35%[11]
Portfolio turnover	16%[8]	75%	102%	62%	45%	49%
Net assets end of period (000’s) omitted	$9,567	$12,131	$22,885	$24,825	$12,541	$6,324

AMG FQ Tax-Managed U.S. Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class I		2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$29.72	$24.14	$24.42	$23.56	$19.99	$15.33
Income (loss) from Investment Operations:
Net investment income[2,3]	0.05	0.10 [4]	0.28 [5]	0.17 [6]	0.09	0.11 [7]
Net realized and unrealized gain (loss) on investments	1.05	5.79	(0.43)	0.78	3.54	4.70
Total income (loss) from investment operations	1.10	5.89	(0.15)	0.95	3.63	4.81
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.31)	(0.13)	(0.09)	(0.06)	(0.15)
Net realized gain on investments	(0.04)	—	—	—	—	—
Total distributions to shareholders	(0.14)	(0.31)	(0.13)	(0.09)	(0.06)	(0.15)
Net Asset Value, End of Period	$30.68	$29.72	$24.14	$24.42	$23.56	$19.99
Total Return[3]	3.71%[8]	24.57%	(0.59)%	4.03%	18.22%[9]	31.65%[9]
Ratio of net expenses to average net assets	0.89%[10]	0.89%	0.89%	0.96%	0.99%	1.01%[11]
Ratio of gross expenses to average net assets[12]	1.02%[10]	1.02%	1.01%	1.03%	1.04%	1.10%[11]
Ratio of net investment income to average net assets[3]	0.36%[10]	0.38%	1.19%	0.68%	0.40%	0.62%[11]
Portfolio turnover	16%[8]	75%	102%	62%	45%	49%
Net assets end of period (000’s) omitted	$62,232	$60,421	$53,494	$56,493	$50,686	$43,207

[1]	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.01 and $0.08 for Class N and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.11, and $0.17 for Class N and Class I, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.00 and $0.09 for Class N and Class I, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.00 and $0.05 for Class N and Class I, respectively.
[8]	Not annualized.
[9]	The total return is calculated using the published Net Asset Value as of period end.
[10]	Annualized.
[11]	Includes non-routine extraordinary expenses amounting to 0.025% and 0.024% of average net assets for the Class N and Class I, respectively.
[12]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG FQ Long-Short Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class N		2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$17.97	$15.48	$17.38	$17.20	$15.23	$12.29
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	(0.03)[4]	0.10 [5]	0.14	0.16 [6]	0.14	0.19 [7]
Net realized and unrealized gain (loss) on investments	1.18	3.30	(0.31)	0.17	1.95	2.94
Total income (loss) from investment operations	1.15	3.40	(0.17)	0.33	2.09	3.13
Less Distributions to Shareholders from:
Net investment income	—	(0.16)	(0.15)	(0.15)	(0.12)	(0.19)
Net realized gain on investments	(4.16)	(0.75)	(1.58)	—	—	—
Total distributions to shareholders	(4.16)	(0.91)	(1.73)	(0.15)	(0.12)	(0.19)
Net Asset Value, End of Period	$14.96	$17.97	$15.48	$17.38	$17.20	$15.23
Total Return[3]	7.44%[9]	22.62%	(0.98)%	1.90%	13.76%	25.66%
Ratio of net expenses to average net assets	1.67%[10,11,12]	1.09%[12]	1.05%	1.04%	1.04%	1.06%[13]
Ratio of gross expenses to average net assets[14]	1.83%[10]	1.14%	1.08%	1.05%	1.05%	1.10%[13]
Ratio of net investment income (loss) to average net assets[3]	(0.34)%[10]	0.60%	0.88%	0.93%	0.88%	1.37%[13]
Portfolio turnover	98%[9]	159%	178%	139%	87%	91%
Net assets end of period (000’s) omitted	$3,110	$3,495	$24,752	$30,043	$25,931	$23,103

AMG FQ Long-Short Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class I		2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$17.97	$15.47	$17.37	$17.22	$15.27	$12.34
Income (loss) from Investment Operations:
Net investment income[2,3]	(0.00)[4,8]	0.15 [5]	0.18	0.21 [6]	0.18	0.24 [7]
Net realized and unrealized gain (loss) on investments	1.16	3.33	(0.31)	0.16	1.96	2.93
Total income (loss) from investment operations	1.16	3.48	(0.13)	0.37	2.14	3.17
Less Distributions to Shareholders from:
Net investment income	—	(0.23)	(0.19)	(0.22)	(0.19)	(0.24)
Net realized gain on investments	(4.16)	(0.75)	(1.58)	—	—	—
Total distributions to shareholders	(4.16)	(0.98)	(1.77)	(0.22)	(0.19)	(0.24)
Net Asset Value, End of Period	$14.97	$17.97	$15.47	$17.37	$17.22	$15.27
Total Return[3]	7.57%[9]	23.11%	(0.73)%	2.16%	14.05%	26.00%
Ratio of net expenses to average net assets	1.34%[10,11,12]	0.78%[12]	0.79%	0.79%	0.79%	0.81%[13]
Ratio of gross expenses to average net assets[14]	1.50%[10]	0.87%	0.82%	0.79%	0.80%	0.85%[13]
Ratio of net investment income (loss) to average net assets[3]	(0.01)%[10]	0.90%	1.14%	1.22%	1.13%	1.73%[13]
Portfolio turnover	98%[9]	159%	178%	139%	87%	91%
Net assets end of period (000’s) omitted	$39,165	$37,002	$33,715	$37,313	$41,636	$37,960

[1]	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.04) and $(0.01) for Class N and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.11 and $0.16 for Class N and Class I, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.16 and $0.21 for Class N and Class I, respectively.
[8]	Amount is less than $0.01 or $(0.01) per share.
[9]	Not annualized.
[10]	Annualized.
[11]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2018.
[12]	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 1.04% and 0.71% for Class N and Class I, respectively, for the six months ended April 30, 2018, and 1.04% and 0.73% for Class N and Class I, respectively, for the fiscal year ended October 31, 2017.
[13]	Includes non-routine extraordinary expenses amounting to 0.022% and 0.023% of average net assets for the Class N and Class l, respectively.
[14]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG FQ Global Risk-Balanced Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class N		2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$15.77	$13.89	$12.93	$13.84	$13.14	$13.36
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.10	0.11	(0.02)	0.05	0.17	0.03
Net realized and unrealized gain (loss) on investments	(0.35)	1.91	1.16	(0.64)	0.53	0.13
Total income (loss) from investment operations	(0.25)	2.02	1.14	(0.59)	0.70	0.16
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.14)	(0.18)	(0.32)	—	(0.38)[4]
Total distributions to shareholders	(0.04)	(0.14)	(0.18)	(0.32)	—	(0.38)
Net Asset Value, End of Period	$15.48	$15.77	$13.89	$12.93	$13.84	$13.14
Total Return[3]	(1.58)%[5]	14.69%	8.97%	(4.31)%	5.33%	1.16%
Ratio of net expenses to average net assets	1.29%[6]	1.33%	1.39%	1.38%	1.38%	1.41%[7]
Ratio of gross expenses to average net assets[8]	1.36%[6]	1.39%	1.55%	1.51%	1.52%	1.55%[7]
Ratio of net investment income (loss) to average net assets[3]	1.23%[6]	0.76%	(0.15)%	0.36%	1.30%	0.25%[7]
Portfolio turnover	13%[5]	26%	71%	55%	5%	36%
Net assets end of period (000’s) omitted	$2,135	$2,200	$3,725	$2,083	$2,228	$5,520

AMG FQ Global Risk-Balanced Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class I		2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$15.83	$13.97	$13.02	$13.98	$13.21	$13.44
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.12	0.16	(0.01)	0.11	0.23	0.08
Net realized and unrealized gain (loss) on investments	(0.35)	1.92	1.21	(0.65)	0.54	0.14
Total income (loss) from investment operations	(0.23)	2.08	1.20	(0.54)	0.77	0.22
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.22)	(0.25)	(0.42)	—	(0.45)[4]
Total distributions to shareholders	(0.05)	(0.22)	(0.25)	(0.42)	—	(0.45)
Net Asset Value, End of Period	$15.55	$15.83	$13.97	$13.02	$13.98	$13.21
Total Return[3]	(1.43)%[5]	15.14%	9.43%	(3.98)%	5.83%	1.61%
Ratio of net expenses to average net assets	1.04%[6]	0.99%	0.99%	0.98%	0.96%	0.99%[7]
Ratio of gross expenses to average net assets[8]	1.11%[6]	1.05%	1.15%	1.11%	1.10%	1.13%[7]
Ratio of net investment income to average net assets[3]	1.48%[6]	1.09%	0.25%	0.83%	1.72%	0.63%[7]
Portfolio turnover	13%[5]	26%	71%	55%	5%	36%
Net assets end of period (000’s) omitted	$1,631	$1,420	$7,215	$1,652	$2,537	$5,844

AMG FQ Global Risk-Balanced Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class Z		2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$15.87	$14.00	$13.05	$14.02	$13.23	$13.47
Income (loss) from Investment Operations:
Net investment income[2,3]	0.13	0.18	0.05	0.12	0.24	0.10
Net realized and unrealized gain (loss) on investments	(0.35)	1.92	1.16	(0.66)	0.55	0.12
Total income (loss) from investment operations	(0.22)	2.10	1.21	(0.54)	0.79	0.22
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.23)	(0.26)	(0.43)	—	(0.46)[4]
Total distributions to shareholders	(0.11)	(0.23)	(0.26)	(0.43)	—	(0.46)
Net Asset Value, End of Period	$15.54	$15.87	$14.00	$13.05	$14.02	$13.23
Total Return[3]	(1.42)%[5]	15.23%	9.55%	(3.92)%	5.97%	1.61%
Ratio of net expenses to average net assets	0.89%[6]	0.89%	0.89%	0.88%	0.88%	0.91%[7]
Ratio of gross expenses to average net assets[8]	0.96%[6]	0.95%	1.05%	1.01%	1.02%	1.05%[7]
Ratio of net investment income to average net assets[3]	1.63%[6]	1.19%	0.36%	0.88%	1.76%	0.75%[7]
Portfolio turnover	13%[5]	26%	71%	55%	5%	36%
Net assets end of period (000’s) omitted	$56,136	$59,712	$58,670	$63,485	$73,437	$88,419

[1]	Effective October 1, 2016, Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The per share income distribution shown for the Class N, Class I and Class Z represents income derived primarily from foreign currency gains. (See Note 1(i) in the Notes to Financial Statements.)
[5]	Not annualized.
[6]	Annualized.
[7]	Includes non-routine extraordinary expenses amounting to 0.026, 0.023% and 0.026% of average net assets for the Class N, Class I and Class Z, respectively.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited) April 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”), AMG FQ Long-Short Equity Fund (“Long-Short Equity”) and AMG FQ Global Risk-Balanced Fund (“Global Risk-Balanced”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares. Tax-Managed and Long-Short Equity offer Class N and Class I shares. Global Risk-Balanced offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including securities sold short and option contracts, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities and securities sold short traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Notes to Financial Statements (continued)

Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Dividends declared on short positions are recorded on ex-date as dividend expense. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to foreign currency transactions, redesignation of dividends paid, tax equalization utilized, reclass from capital gain to ordinary income, and capital loss carryforward utilized. Temporary differences are primarily due to wash sales, and mark-to-market of open futures and option contracts.

At April 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Tax-Managed	$47,487,586	$25,772,675	$(603,429)	$25,169,246
Long-Short Equity	7,793,472	3,252,736	(2,441,285)	811,451
Global Risk-Balanced	71,574,538	2,081,031	(1,581,028)	500,003

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of April 30, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period and retain their tax character as either short-term or long-term capital losses.

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2017, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term
Tax-Managed	$10,052,545	—
Global Risk-Balanced	$6,275,352	$1,032,940

As of October 31, 2017, Long-Short Equity had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes.

Should the Fund incur net capital losses for the fiscal year ended October 31, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017, the capital stock transactions by class for the Funds were as follows:

		Tax-Managed				Long-Short Equity
	April 30, 2018		October 31, 2017		April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	7,644	$234,259	134,121	$3,486,138	54,762	$821,843	57,050	$953,326
Reinvestment of distributions	356	10,842	6,515	169,637	48,518	693,802	84,893	1,381,070
Cost of shares repurchased	(105,135)	(3,139,909)	(681,281)	(18,444,807)	(89,889)	(1,390,408)	(1,546,753)	(26,281,313)

Net increase (decrease)	(97,135)	$(2,894,808)	(540,645)	$(14,789,032)	13,391	$125,237	(1,404,810)	$(23,946,917)

Class I:
Proceeds from sale of shares	121,371	$3,628,197	405,824	$11,201,539	160,218	$2,449,582	83,845	$1,448,437
Reinvestment of distributions	9,365	284,333	25,709	668,681	581,486	8,315,255	125,527	2,047,449
Cost of shares repurchased	(135,490)	(4,136,848)	(614,676)	(16,726,986)	(184,627)	(2,802,171)	(329,885)	(5,574,707)

Net increase (decrease)	(4,754)	$(224,318)	(183,143)	$(4,856,766)	557,077	$7,962,666	(120,513)	$(2,078,821)

		Global Risk-Balanced
	April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	4,706	$74,946	36,312	$515,087
Reinvestment of distributions	357	5,692	1,495	20,489
Cost of shares repurchased	(6,605)	(101,844)	(166,590)	(2,325,265)

Net decrease	(1,542)	$(21,206)	(128,783)	$(1,789,689)

Class I:
Proceeds from sale of shares	34,250	$537,953	147,896	$2,154,357
Reinvestment of distributions	286	4,577	8,435	115,642
Cost of shares repurchased	(19,345)	(303,643)	(583,215)	(8,690,474)

Net increase (decrease)	15,191	$238,887	(426,884)	$(6,420,475)

Notes to Financial Statements (continued)

		Global Risk-Balanced
	April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount
Class Z:
Proceeds from sale of shares	40,094	$629,261	81,379	$1,189,764
Reinvestment of distributions	24,414	389,879	66,271	911,253
Cost of shares repurchased	(215,235)	(3,368,478)	(575,434)	(8,381,135)

Net decrease	(150,727)	$(2,349,338)	(427,784)	$(6,280,118)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2018, the market value of Repurchase Agreements outstanding for Tax-Managed, Long-Short Equity and Global Risk-Balanced were $822,649, $1,163 and $11,836,753, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

Global Risk-Balanced invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by First Quadrant, L.P. (“First Quadrant”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in First Quadrant.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2018, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Tax-Managed	0.70%
Long-Short Equity	0.35%
Global Risk-Balanced	0.60%

The Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividend payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Tax-Managed, Long-Short Equity and Global Risk-Balanced to 0.89%, 0.69% and 0.89%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. Prior to February 27, 2017, the expense cap was 0.79% of average daily net assets for Long-Short Equity.

Notes to Financial Statements (continued)

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At April 30, 2018, the Funds’ expiration of recoupment is as follows:

Expiration Period	Tax-Managed	Long-Short Equity	Global Risk-Balanced
Less than 1 year	$91,548	$19,369	$101,671
Within 2 years	109,705	21,004	71,757
Within 3 years	89,135	66,920	40,936

Total Amount Subject to Recoupment	$290,388	$107,293	$214,364

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For Class N and Class I shares of Long-Short Equity and Global Risk-Balanced, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended April 30, 2018, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Long-Short Equity
Class N	0.10%	0.10%
Class I	0.10%	0.02%
Global Risk-Balanced
Class N*	0.15%	0.15%
Class I	0.15%	0.15%

*	Effective February 27, 2017, the maximum annual rate was decreased to 0.15% from 0.25%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2018, Global Risk-Balanced lent a maximum of $111,807 for four days earning interest of $28. The interest income amount is included in the Statement of Operations as interest income. At April 30, 2018, the Funds had no interfund loans outstanding.

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Tax-Managed	$11,320,404	$13,789,164
Long-Short Equity	41,478,665	41,452,646
Global Risk-Balanced	5,340,190	6,164,939

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2018.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at April 30, 2018, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Tax-Managed	$787,916	$822,649
Long-Short Equity	1,166	1,163
Global Risk-Balanced	11,559,666	11,836,753

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions may have a similar effect on a Fund’s net asset value as if a Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, a Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of applicable Schedule of Portfolio Investments. For the six months ended April 30, 2018, the average quarterly balances of derivative financial instruments outstanding were as follows:

	Long-Short Equity	Global Risk-Balanced
Financial Futures Contracts
Average number of contracts purchased	251	745
Average notional value of contracts	$33,491,670	$63,159,747
Options
Average value of option contracts purchased	$0	$283,814
Average value of option contracts written	$0	$384,030

8. FUTURES CONTRACTS

Long-Short Equity entered into equity index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Risk-Balanced entered into futures contracts, including futures contracts on fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). Long-Short Equity and Global Risk-Balanced purchased and sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Funds depending on the fluctuations in the value of the futures contract and the value of cash or securities on deposit with the futures broker. Variation margin is recorded as unrealized gains and losses. The Funds must have total value at the futures broker consisting of either net unrealized gains, cash or

Notes to Financial Statements (continued)

securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Funds. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

9. OPTIONS

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options purchased are recorded as an asset, while options written (sold) are recorded as liabilities. Long-Short Equity and Global Risk-Balanced, as writer of written options, bear the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

10. EXCHANGE TRADED NOTES

Global Risk-Balanced invests in Exchange Traded Notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. There are no periodic interest payments, and principal is not protected. The Fund could lose some or all of the amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays the Fund a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s fee. ETNs are subject to the risk of a breakdown in the futures markets that they use. As a means to obtain commodity exposure, the Fund invests in ETNs linked to commodity indices. The Fund may be exposed to a wide variety of commodity sectors, including, without limitation, agriculture, livestock, base/industrial metals, oil, energy and precious metals. Commodity prices, and the value of stocks of companies exposed to commodities, can be extremely volatile and are affected by a wide range of factors.

11. MARKET, CREDIT AND COUNTERPARTY RISKS

In the normal course of business, Global Risk-Balanced invests in securities and enters into transactions where risks exist due to market fluctuations and is exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and the respective counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

12. SECURITIES SOLD SHORT AND DUE TO/FROM BROKERS

Long-Short Equity utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other financial institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund must segregate liquid assets, or otherwise cover its position in a permissible manner. The Investment Manager determines the liquidity of assets, in accordance with procedures established by the Board. Cash segregated as collateral for short sales is shown in the Statement of Assets and Liabilities as segregated cash. Security positions segregated as collateral for short sales are included in unaffiliated investments at value in the Statement of Assets and Liabilities. Due to/from brokers represents cash balances on deposit with, or cash balances owed to the Prime Broker. When the Fund has cash balances on deposit with the Prime Broker, the Fund is subject to credit risk should the Prime Broker be unable to meet their obligations to the Fund; and when the Fund has cash balances owed to the Prime Broker, the amount is payable upon demand and the Fund must segregate liquid assets. The Fund has entered into a Special Custody and Pledge Agreement with the Prime Broker for securities sold short, which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to a Special Custody and Pledge Agreement in the Statement of Assets

Notes to Financial Statements (continued)

and Liabilities. As of April 30, 2018, the value of securities sold short was $21,244,595 and the Fund had $22,569,693 of cash deposited with the Prime Broker and securities segregated as collateral worth $8,738,769.

13. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending and short-sale programs, Repurchase Agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending and short sale transactions, see Note 4 and Note 12.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Tax-Managed
Credit Suisse AG	$822,649	$822,649	—	—
Long-Short Equity
BNP Paribas SA	$1,163	$1,163	—	—
Global Risk-Balanced
Cantor Fitzgerald Securities, Inc.	$2,811,617	$2,811,617	—	—
JPMorgan Securities, LLC	590,285	590,285	—	—
MUFG Securities America, Inc.	2,811,617	2,811,617	—	—
Nomura Securities International, Inc.	2,811,617	2,811,617	—	—
State of Wisconsin Investment Board	2,811,617	2,811,617	—	—

Totals	$11,836,753	$11,836,753	—	—

14. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	41

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund—Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

amgfunds.com	043018	SAR016

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2018

AMG Frontier Small Cap Growth Fund

Class N: MSSVX  |  Class I: MSSCX  |  Class Z: MSSYX

AMG Managers Emerging Opportunities Fund

Class N: MMCFX  |  Class I: MIMFX

AMG GW&K Core Bond Fund

Class N: MBGVX  |  Class I: MBDFX  |  Class Z: MBDLX

amgfunds.com	043018	SAR021

AMG Funds Semi-Annual Report — April 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Frontier Small Cap Growth Fund	5

AMG Managers Emerging Opportunities Fund	9

AMG GW&K Core Bond Fund	15

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	18

Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	20

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	21

Detail of changes in assets for the past two fiscal periods

Financial Highlights	22

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	30

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG Frontier Small Cap Growth Fund
Based on Actual Fund Return
Class N	1.30%	$1,000	$1,099	$6.77
Class I	1.05%	$1,000	$1,100	$5.47
Class Z	0.90%	$1,000	$1,101	$4.69
Based on Hypothetical 5% Annual Return
Class N	1.30%	$1,000	$1,018	$6.51
Class I	1.05%	$1,000	$1,020	$5.26
Class Z	0.90%	$1,000	$1,020	$4.51
AMG Managers Emerging Opportunities Fund
Based on Actual Fund Return
Class N	1.43%	$1,000	$1,064	$7.32
Class I	1.18%	$1,000	$1,065	$6.04
Based on Hypothetical 5% Annual Return
Class N	1.43%	$1,000	$1,018	$7.15
Class I	1.18%	$1,000	$1,019	$5.91

Six Months Ended April 30, 2018	Expense Ratio for the Period	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Expenses Paid During the Period*
AMG GW&K Core Bond Fund
Based on Actual Fund Return
Class N	0.88%	$1,000	$976	$4.31
Class I	0.55%	$1,000	$977	$2.70
Class Z	0.48%	$1,000	$978	$2.35
Based on Hypothetical 5% Annual Return
Class N	0.88%	$1,000	$1,020	$4.41
Class I	0.55%	$1,000	$1,022	$2.76
Class Z	0.48%	$1,000	$1,022	$2.41

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended April 30, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Frontier Small Cap Growth Fund2, [3,4]
Class N	9.92%	22.43%	11.43%	—	11.96%	01/01/10
Class I	10.04%	22.71%	11.73%	9.45%	7.90%	09/24/97
Class Z	10.09%	22.92%	11.96%	—	12.48%	01/01/10
Russell 2000® Growth Index[5]	5.46%	16.60%	13.07%	10.41%	6.26%	09/24/97	†
AMG Managers Emerging Opportunities Fund2, [6,7,8]
Class N	6.35%	22.82%	13.99%	11.24%	13.12%	06/30/94
Class I	6.49%	23.11%	14.28%	—	17.89%	10/01/11
Russell Microcap® Index[9]	3.95%	13.76%	12.05%	9.10%	7.47%	06/01/05
Russell 2000® Index[10]	3.27%	11.54%	11.74%	9.49%	9.58%	06/30/94	†
AMG GW&K Core Bond Fund2, [11,12,13,14,15]
Class N	(2.36%)	(0.73%)	—	—	0.59%	05/08/15
Class I	(2.31%)	(0.41%)	1.03%	4.04%	5.76%	04/30/93
Class Z	(2.18%)	(0.35%)	—	—	0.99%	05/08/15
Bloomberg Barclays
U.S. Aggregate Bond Index®[16]	(1.87%)	(0.32%)	1.47%	3.57%	5.18%	04/30/93	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2018. All returns are in U.S. dollars($).
[2]	From time to time, the Funds’ advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[4]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
[5]	The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[6]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.
[7]	Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.
[8]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[9]	The Russell Microcap® Index tracks the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities. Unlike the Fund, the Russell Microcap®Index is unmanaged, is not available for investment, and does not incur expenses.
[10]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.
[11]	To the extent that the Fund invests in asset-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed-income securities.
[12]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[13]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[14]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[15]	Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders,

3

Fund Performance Periods ended April 30, 2018 (continued)

who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
[16]	The Bloomberg Barclays U.S. Aggregate Bond Index® is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond
Index® is unmanaged, is not available for investment, and does not incur expenses. The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Frontier Small Cap Growth Fund Fund Snapshots (unaudited) April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	31.3
Health Care	27.3
Industrials	15.0
Consumer Discretionary	9.6
Financials	7.4
Materials	3.2
Energy	2.8
Real Estate	1.9
Consumer Staples	0.7
Utilities	0.2
Short-Term Investments[1]	13.3
Other Assets Less Liabilities[2]	(12.7)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Benefitfocus, Inc.	4.1
Insulet Corp.	3.6
KAR Auction Services, Inc.	3.1
Semtech Corp.	3.0
Box, Inc., Class A	2.9
Webster Financial Corp.	2.2
Novocure, Ltd. (Jersey)	2.1
DexCom, Inc.	2.1
TransUnion	2.0
Allegheny Technologies, Inc.	2.0

Top Ten as a Group	27.1

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2018

	Shares	Value
Common Stocks—99.4%
Consumer Discretionary—9.6%
At Home Group, Inc.*	6,409	$225,533
Boot Barn Holdings, Inc.*	13,390	262,042
Century Communities, Inc.*	2,064	63,468
Core-Mark Holding Co., Inc.	2,666	54,946
Dana, Inc.	2,681	63,620
Eldorado Resorts, Inc.*,1	8,734	353,727
LKQ Corp.*	3,388	105,096
Planet Fitness, Inc., Class A*	8,338	335,938
Tailored Brands, Inc.	8,782	277,072
Total Consumer Discretionary		1,741,442
Consumer Staples—0.7%
Casey’s General Stores, Inc.	1,253	121,040
Energy—2.8%
Carrizo Oil & Gas, Inc.*,1	10,351	207,744
GasLog, Ltd. (Monaco)	6,756	113,839
SM Energy Co.	7,881	188,750
Total Energy		510,333
Financials—7.4%
Argo Group International Holdings, Ltd. (Bermuda)	619	36,180
Aspen Insurance Holdings, Ltd. (Bermuda)	842	35,743
Greenhill & Co., Inc.	4,496	91,269
James River Group Holdings, Ltd. (Bermuda)	3,064	111,284
LPL Financial Holdings, Inc.	5,372	325,382
MarketAxess Holdings, Inc.	1,014	201,411
Signature Bank/New York NY*	1,198	152,326
Webster Financial Corp.	6,606	397,615
Total Financials		1,351,210
Health Care—27.3%
ABIOMED, Inc.*	377	113,458
Acadia Healthcare Co., Inc.*	966	34,370
Agios Pharmaceuticals, Inc.*	1,326	111,265
Alkermes PLC (Ireland)*	1,383	61,225
Alnylam Pharmaceuticals, Inc.*	573	54,166
BioMarin Pharmaceutical, Inc.*	2,145	179,129
Bluebird Bio, Inc.*,1	977	166,237
Blueprint Medicines Corp.*	691	53,014
CRISPR Therapeutics AG (Switzerland)*	864	40,487
DexCom, Inc.*,1	5,141	376,218
Exact Sciences Corp.*,1	5,816	290,858
Global Blood Therapeutics, Inc.*	3,506	154,790

	Shares	Value
Insulet Corp.*,1	7,622	$655,492
Intrexon Corp.*,1	7,635	138,804
Ionis Pharmaceuticals, Inc.*	406	17,470
Lannett Co., Inc.*,1	3,844	59,966
Loxo Oncology, Inc.*	1,520	191,383
Masimo Corp.*	1,402	125,801
Medidata Solutions, Inc.*	3,068	218,932
Merit Medical Systems, Inc.*	6,027	292,310
Nektar Therapeutics*	989	82,740
Neurocrine Biosciences, Inc.*	2,659	215,592
Nevro Corp.*	2,469	220,630
Novocure, Ltd. (Jersey)*	13,868	378,596
PTC Therapeutics, Inc.*	10,822	300,094
Sarepta Therapeutics, Inc.*,1	3,152	240,687
TESARO, Inc.*,1	3,348	170,447
Total Health Care		4,944,161
Industrials—15.0%
American Woodmark Corp.*	1,378	113,272
AO Smith Corp.	2,617	160,553
Beacon Roofing Supply, Inc.*	1,710	83,705
BMC Stock Holdings, Inc.*	2,653	45,764
Caesarstone, Ltd. (Israel)	975	17,989
Granite Construction, Inc.	2,018	105,703
Herc Holdings, Inc.*	991	52,176
JetBlue Airways Corp.*	15,237	292,398
KAR Auction Services, Inc.	10,958	569,706
Knight-Swift Transportation Holdings, Inc.	1,126	43,925
MasTec, Inc.*,1	5,775	254,100
Meritor, Inc.*	3,617	70,423
TransUnion*	5,521	358,368
Tutor Perini Corp.*	5,153	106,410
Watsco, Inc.[1]	1,301	217,813
Welbilt, Inc.*	1,901	36,423
Wesco Aircraft Holdings, Inc.*,1	18,928	191,173
Total Industrials		2,719,901
Information Technology—31.3%
2U, Inc.*	4,337	349,085
Benefitfocus, Inc.*,1	24,803	749,051
Box, Inc., Class A*	23,325	533,210
Conduent, Inc.*	12,832	249,711
Coupa Software, Inc.*	5,179	240,150
FireEye, Inc.*	6,641	119,870
Fortinet, Inc.*	323	17,881

The accompanying notes are an integral part of these financial statements.

6

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—31.3% (continued)
Instructure, Inc.*	5,668	$229,837
Integrated Device Technology, Inc.*	8,441	234,913
Jack Henry & Associates, Inc.	1,140	136,207
MACOM Technology Solutions Holdings, Inc.*,1	1,651	27,440
Mimecast, Ltd.*	5,595	212,890
MongoDB, Inc.*	8,653	311,422
Monolithic Power Systems, Inc.	1,511	176,938
Nutanix, Inc., Class A*	182	9,207
Pivotal Software, Inc., Class A*	8,131	146,683
Qorvo, Inc.*	268	18,063
Rapid7, Inc.*	8,982	253,652
RealPage, Inc.*	4,048	216,568
Semtech Corp.*	13,644	536,209
The Trade Desk, Inc., Class A*,1	1,332	68,158
WEX, Inc.*	2,182	353,309
Wix.com, Ltd. (Israel)*	1,319	108,488
Workiva, Inc.*	8,146	183,285
Zendesk, Inc.*	3,902	190,223
Total Information Technology		5,672,450
Materials—3.2%
Allegheny Technologies, Inc.*	13,471	357,925
Forterra, Inc.*	11,947	87,691
Kraton Corp.*	3,105	141,805
Total Materials		587,421
Real Estate—1.9%
Corporate Office Properties Trust, REIT	6,891	189,571
Healthcare Trust of America, Inc., Class A, REIT	3,297	82,392
Physicians Realty Trust, REIT	4,274	63,854
Total Real Estate		335,817
Utilities—0.2%
Portland General Electric Co.	856	36,363
Total Common Stocks (Cost $14,035,772)		18,020,138

	Principal Amount	Value
Short-Term Investments—13.3%
Joint Repurchase Agreements—12.7%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/18, due 05/01/18, 1.710% total to be received $1,000,048 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.500%, 05/25/18 - 03/20/68, totaling $1,020,000)	$1,000,000	$1,000,000
HSBC Securities USA, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $1,000,048 (collateralized by various U.S. Government Agency Obligations, 2.500% -6.500%, 03/01/22 - 04/01/48, totaling $1,020,001)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.720% total to be received $294,426 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.750%, 08/15/18 - 02/15/48, totaling $300,300)	294,412	294,412
Total Joint Repurchase Agreements		2,294,412
	Shares
Other Investment Companies—0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[3]	115,626	115,626
Total Short-Term Investments (Cost $2,410,038)		2,410,038
Total Investments—112.7% (Cost $16,445,810)		20,430,176
Other Assets, less Liabilities—(12.7)%		(2,294,632)
Net Assets—100.0%		$18,135,544

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $2,217,717 or 12.2% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$18,020,138	—	—	$18,020,138
Short-Term Investments
Joint Repurchase Agreements	—	$2,294,412	—	2,294,412
Other Investment Companies	115,626	—	—	115,626

Total Investments in Securities	$18,135,764	$2,294,412	—	$20,430,176

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

8

AMG Managers Emerging Opportunities Fund Fund Snapshots (unaudited) April 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	18.4
Health Care	18.4
Financials	17.4
Industrials	15.6
Consumer Discretionary	12.9
Materials	4.1
Consumer Staples	3.1
Energy	3.1
Real Estate	1.7
Utilities	0.6
Telecommunication Services	0.6
Exchange Traded Funds	0.0	#
Short-Term Investments[1]	10.3
Other Assets Less Liabilities[2]	(6.2)

#	Less than 0.05%.
[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on securities lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Novanta, Inc.	1.5
Malibu Boats, Inc., Class A	1.4
Patrick Industries, Inc.	1.4
Universal Stainless & Alloy Products, Inc.	1.4
Everbridge, Inc.	1.3
Columbus McKinnon Corp.	1.3
NV5 Global, Inc.	1.3
iRhythm Technologies, Inc.	1.1
AxoGen, Inc.	1.1
Tactile Systems Technology, Inc.	1.1

Top Ten as a Group	12.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (unaudited) April 30, 2018

	Shares	Value
Common Stocks—95.9%
Consumer Discretionary—12.9%
At Home Group, Inc.*	25,009	$880,067
Barnes & Noble Education, Inc.*	8,600	61,834
Century Casinos, Inc.*	24,500	188,160
Chegg, Inc.*	44,854	1,041,061
Citi Trends, Inc.	15,000	459,450
Culp, Inc.	5,700	168,435
Delta Apparel, Inc.*	46,010	832,321
Destination XL Group, Inc.*	123,806	210,470
Grand Canyon Education, Inc.*	15,730	1,635,763
Gray Television, Inc.*	63,540	718,002
Haverty Furniture Cos., Inc.	15,290	277,513
Hibbett Sports, Inc.*	8,059	219,205
J Alexander’s Holdings, Inc.*	19,000	227,050
Johnson Outdoors, Inc., Class A	1,425	92,283
Kirkland’s, Inc.*	16,700	176,853
Lakeland Industries, Inc.*	30,600	396,270
LGI Homes, Inc.*	19,919	1,378,395
Libbey, Inc.[1]	17,830	101,988
Malibu Boats, Inc., Class A*	74,453	2,509,066
The Marcus Corp.	14,625	435,825
Marine Products Corp.	14,800	224,516
MarineMax, Inc.*	12,328	266,285
MCBC Holdings, Inc.*	7,908	189,792
Monarch Casino & Resort, Inc.*	7,500	319,950
Motorcar Parts of America, Inc.*,1	11,790	224,482
Potbelly Corp.*	22,800	272,460
Reading International, Inc., Class A*	12,200	187,026
Red Robin Gourmet Burgers, Inc.*	2,770	172,709
RISE Education Cayman, Ltd., ADR (China)*,1	19,581	319,758
Rocky Brands, Inc.	5,725	136,541
Ruth’s Hospitality Group, Inc.	21,500	577,275
Salem Media Group, Inc.	58,681	184,845
Shiloh Industries, Inc.*	23,400	194,454
Shoe Carnival, Inc.	13,058	318,223
SodaStream International, Ltd. (Israel)*	12,812	1,210,606
Spartan Motors, Inc.	41,553	741,721
Stoneridge, Inc.*	18,300	481,839
Superior Uniform Group, Inc.	23,370	626,783
Tandy Leather Factory, Inc.*	67,200	497,280
Tilly’s, Inc., Class A	24,200	271,282
Tower International, Inc.	14,700	433,650

	Shares	Value
Unifi, Inc.*	8,200	$242,802
Universal Electronics, Inc.*	23,720	1,098,236
William Lyon Homes, Class A*	11,887	319,285
ZAGG, Inc.*	83,878	939,434
Total Consumer Discretionary		22,461,245
Consumer Staples—3.1%
Calavo Growers, Inc.	2,963	277,633
The Chefs’ Warehouse, Inc.*	31,926	774,206
Craft Brew Alliance, Inc.*	23,100	445,830
John B Sanfilippo & Son, Inc.[1]	9,790	556,953
Landec Corp.*	47,530	632,149
Limoneira Co.[1]	8,700	202,536
Medifast, Inc.	4,565	458,235
MGP Ingredients, Inc.[1]	13,025	1,247,665
Primo Water Corp.*,1	46,702	608,994
Turning Point Brands, Inc.[1]	9,665	205,091
Total Consumer Staples		5,409,292
Energy—3.1%
Abraxas Petroleum Corp.*	99,700	285,142
Callon Petroleum Co.*,1	72,940	1,014,596
Dawson Geophysical Co.*	46,846	337,291
Era Group, Inc.*	17,100	180,405
Evolution Petroleum Corp.	25,227	234,611
GasLog, Ltd. (Monaco)	16,460	277,351
Gulfport Energy Corp.*	11,780	109,554
Natural Gas Services Group, Inc.*	13,900	334,990
North American Construction Group, Ltd. (Canada)	22,000	124,300
Profire Energy, Inc.*,1	63,067	225,149
Ring Energy, Inc.*	79,956	1,336,864
Solaris Oilfield Infrastructure, Inc., Class A*,1	45,634	857,919
Total Energy		5,318,172
Financials—17.4%
American National Bankshares, Inc.	5,700	219,165
AMERISAFE, Inc.	21,910	1,299,263
Arrow Financial Corp.[1]	7,833	277,288
Atlas Financial Holdings, Inc.*	32,397	340,169
BankFinancial Corp.	12,200	206,546
Blue Capital Reinsurance Holdings, Ltd. (Bermuda)	25,100	291,160
Bridge Bancorp, Inc.	9,621	316,531
Bridgewater Bancshares, Inc.*	42,400	551,624
Bryn Mawr Bank Corp.	8,848	394,621
Byline Bancorp, Inc.*	31,282	664,742

The accompanying notes are an integral part of these financial statements.

10

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—17.4% (continued)
CenterState Bank Corp.	36,064	$1,045,135
Charter Financial Corp.	6,100	141,886
CoBiz Financial, Inc.	42,570	857,785
Compass Diversified Holdings, MLP [1]	118,060	1,829,930
Diamond Hill Investment Group, Inc.	1,400	273,588
Enova International, Inc.*	13,521	396,165
Entegra Financial Corp.*	8,100	235,305
Farmers Capital Bank Corp.	2,800	140,420
Federal Agricultural Mortgage Corp., Class C	5,300	453,203
Federated National Holding Co.	28,300	478,270
First Bancorp	30,530	1,164,719
First Community Bancshares, Inc.	7,600	235,828
First Connecticut Bancorp, Inc./Farmington CT	11,700	281,970
First Defiance Financial Corp.	9,000	536,940
First Financial Corp.	7,900	337,725
Flushing Financial Corp.	13,050	338,126
FS Bancorp, Inc.	2,000	115,160
German American Bancorp, Inc.	25,305	854,044
Goosehead Insurance, Inc., Class A*	22,498	332,970
Hallmark Financial Services, Inc.*	7,900	81,133
Hamilton Lane, Inc., Class A	13,225	553,466
HCI Group, Inc.	5,555	232,699
Heritage Commerce Corp.	23,522	387,878
Heritage Financial Corp.	35,127	1,043,272
Home Bancorp, Inc.	4,500	195,075
HomeTrust Bancshares, Inc.*	16,100	420,210
Independent Bank Corp.	21,800	521,020
Kingstone Cos., Inc.	48,732	833,317
Kinsale Capital Group, Inc.	19,618	1,011,308
Live Oak Bancshares, Inc.	18,338	518,048
Mercantile Bank Corp.	32,270	1,139,131
Meta Financial Group, Inc.	4,011	445,823
Northeast Bancorp[1]	19,100	372,450
Northrim BanCorp, Inc.	23,876	840,435
Old Second Bancorp, Inc.	23,300	333,190
Orrstown Financial Services, Inc.	4,000	105,400
Pacific Premier Bancorp, Inc.*	40,169	1,596,718
People’s Utah Bancorp	7,000	222,950
Piper Jaffray Cos.	5,603	392,490
Preferred Bank	27,200	1,733,728
RBB Bancorp.	7,800	213,096
Regional Management Corp.*	15,301	502,944

	Shares	Value
State Bank Financial Corp.	18,160	$572,222
TriState Capital Holdings, Inc.*	11,100	277,500
Triumph Bancorp, Inc.*	11,828	459,518
Trupanion, Inc. *,1	15,426	405,395
United Community Financial Corp.	32,300	327,199
Total Financials		30,347,893
Health Care—18.4%
Accelerate Diagnostics, Inc.*,1	18,289	406,016
Acceleron Pharma, Inc.*	8,474	295,827
Achaogen, Inc.*,1	33,663	481,718
Adamas Pharmaceuticals, Inc.*,1	10,133	305,915
Addus HomeCare Corp.*	7,400	388,500
Arcus Biosciences, Inc.*,1	21,801	331,811
Arena Pharmaceuticals, Inc.*	3,742	149,081
Ascendis Pharma A/S, ADR (Denmark)*	14,762	930,154
Audentes Therapeutics, Inc.*,1	24,288	907,400
AxoGen, Inc.*	48,578	1,933,404
Blueprint Medicines Corp.*	5,615	430,783
CareDx, Inc.*	141,005	1,380,439
Collegium Pharmaceutical, Inc.*	18,489	437,265
Concert Pharmaceuticals, Inc.*	9,495	173,284
CryoLife, Inc.*	11,048	248,028
Cutera, Inc.*	5,561	278,884
Deciphera Pharmaceuticals, Inc.*	25,431	570,672
Denali Therapeutics, Inc.*,1	20,738	383,238
Dynavax Technologies Corp.*,1	26,977	457,260
Enzo Biochem, Inc.*	32,002	192,012
Esperion Therapeutics*	6,728	471,027
Foundation Medicine, Inc.*	6,825	521,089
Glaukos Corp.*	11,042	371,895
GTx, Inc.*,1	14,164	240,788
Harvard Bioscience, Inc.*	21,978	126,373
Homology Medicines, Inc.*	14,495	289,755
Immunomedics, Inc.*	67,851	1,235,567
Intersect ENT, Inc.*	28,115	1,123,194
Invacare Corp.	30,910	562,562
iRhythm Technologies, Inc.*	34,145	1,985,532
Lantheus Holdings, Inc.*	24,975	444,555
LeMaitre Vascular, Inc.[1]	11,800	371,110
Loxo Oncology, Inc.*	2,716	341,972
Madrigal Pharmaceuticals, Inc.*	4,367	494,170
MyoKardia, Inc.*	16,507	815,446
Myovant Sciences, Ltd. (United Kingdom)*	33,822	697,410

The accompanying notes are an integral part of these financial statements.

11

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care—18.4% (continued)
National Research Corp.	3,900	$127,530
Nuvectra Corp.*	21,935	282,523
Optinose, Inc.*,1	28,352	606,733
OrthoPediatrics Corp.*	23,025	433,330
PetIQ, Inc.*,1	21,830	487,900
Pieris Pharmaceuticals, Inc.*	35,012	223,026
Proteostasis Therapeutics Inc.*	47,406	239,874
The Providence Service Corp.*	6,700	508,396
Repligen Corp.*	6,408	237,096
RTI Surgical, Inc.*	94,600	416,240
Sientra, Inc.*	13,276	174,978
Simulations Plus, Inc.	13,500	222,075
Spark Therapeutics, Inc.*,1	4,423	337,563
STAAR Surgical Co.*,1	19,138	310,992
Surface Oncology, Inc.*,1	18,853	270,541
Surmodics, Inc.*	11,030	411,970
Tabula Rasa HealthCare, Inc.*,1	13,250	543,117
Tactile Systems Technology, Inc.*,1	54,995	1,914,376
US Physical Therapy, Inc.	9,676	882,935
Utah Medical Products, Inc.	1,500	152,325
Vericel Corp*	56,757	757,706
ViewRay, Inc.*	97,170	717,115
Vocera Communications, Inc.*	30,586	766,791
Xencor, Inc.*	13,014	377,276
Total Health Care		32,176,544
Industrials—15.6%
ACCO Brands Corp.	114,773	1,383,015
Aerovironment, Inc.*	12,375	674,437
Air Transport Services Group, Inc.*	40,685	823,464
Allied Motion Technologies, Inc.	6,336	252,616
ArcBest Corp.	10,900	349,890
Armstrong Flooring, Inc.*	18,100	223,535
ASV Holdings, Inc.*	53,299	426,925
AZZ, Inc.	6,690	298,040
Barrett Business Services, Inc.	6,110	534,747
Blue Bird Corp.*	15,090	358,388
Broadwind Energy, Inc.*	59,310	156,578
Casella Waste Systems, Inc., Class A*	22,357	547,970
CBIZ, Inc.*	17,660	328,476
Columbus McKinnon Corp.	64,430	2,311,748
Commercial Vehicle Group, Inc.*	20,000	134,200
Covenant Transportation Group, Inc., Class A*	37,739	1,047,257

	Shares	Value
CRA International, Inc.	8,850	$499,760
DMC Global, Inc.	13,691	529,842
Ducommun, Inc.*	38,380	1,116,474
Echo Global Logistics, Inc.*	41,139	1,123,095
Ennis, Inc.	27,535	492,877
Gencor Industries, Inc.*	16,822	261,582
Global Brass & Copper Holdings, Inc.	12,000	360,000
Graham Corp.	10,300	222,274
The Greenbrier Cos., Inc.[1]	19,197	841,788
Heidrick & Struggles International, Inc.	13,751	517,725
Heritage-Crystal Clean, Inc.*	19,900	420,885
Hudson Technologies, Inc.*	81,050	354,999
InnerWorkings, Inc.*	23,810	240,481
Insteel Industries, Inc.[1]	15,420	463,063
Interface, Inc.	10,680	234,960
Lydall, Inc.*	14,372	640,991
Manitex International, Inc.*,1	60,489	622,432
Marten Transport, Ltd.	29,177	568,951
nLight, Inc.*	2,930	73,045
NN, Inc.	36,920	749,476
NV5 Global, Inc.*	37,899	2,230,356
Orion Group Holdings, Inc.*	42,800	259,368
Patrick Industries, Inc.*	41,597	2,366,869
PGT Innovations, Inc.*	18,870	329,282
Radiant Logistics, Inc.*,1	58,530	206,611
Sterling Construction Co., Inc.*	44,616	496,576
Transcat, Inc.*	7,500	123,750
Universal Logistics Holdings, Inc.	5,000	109,750
Vectrus, Inc.*	14,024	504,864
Willdan Group, Inc.*	15,160	433,576
Total Industrials		27,246,988
Information Technology—18.4%
8x8, Inc.*	32,232	652,698
Alteryx, Inc., Class A*,1	21,494	671,688
American Software, Inc., Class A	27,550	351,538
Amtech Systems, Inc.*	27,159	188,212
Appfolio, Inc., Class A*	8,703	417,309
Appian Corp.*,1	30,786	834,609
Apptio, Inc., Class A*	22,522	664,624
Aquantia Corp.*	38,033	449,170
Aspen Technology, Inc.*	4,170	365,918
Bel Fuse, Inc., Class B	12,700	245,745
Care.com, Inc.*	49,948	779,189

The accompanying notes are an integral part of these financial statements.

12

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—18.4% (continued)
CEVA, Inc.*	8,311	$270,939
Comtech Telecommunications Corp.	28,059	858,325
Control4 Corp.*	16,875	351,675
CTS Corp.	15,122	452,904
Everbridge, Inc.*	62,642	2,339,679
Everi Holdings, Inc.*	39,218	251,387
Five9, Inc.*	60,349	1,772,450
Glu Mobile, Inc.*	98,380	430,904
The Hackett Group, Inc.	25,400	411,734
Ichor Holdings, Ltd.*,1	9,034	199,651
Information Services Group, Inc.*	48,600	210,924
Instructure, Inc.*	26,378	1,069,628
inTEST Corp.*	36,942	265,982
Materialise N.V., ADR (Belgium)*	13,928	166,997
Mimecast, Ltd.*	18,847	717,128
Mitek Systems, Inc.*	62,150	481,663
Model N, Inc.*	15,863	272,050
Napco Security Technologies, Inc.*	9,500	101,650
Novanta, Inc.*	42,770	2,514,876
NVE Corp.	5,000	422,850
PC Connection, Inc.	25,906	691,431
PC-Tel, Inc.	13,900	99,385
Points International, Ltd. (Canada)*	9,700	102,820
PROS Holdings, Inc.*	19,185	566,341
QAD, Inc., Class A	7,000	314,300
Quotient Technology, Inc.*	53,916	722,474
Rapid7, Inc.*	12,099	341,676
Sapiens International Corp. N.V. (Israel)[1]	60,271	543,644
SendGrid, Inc.*,1	40,448	1,167,329
Talend, S.A., ADR *	34,427	1,680,038
TechTarget, Inc.*	71,354	1,487,731
TESSCO Technologies, Inc.	37,987	670,471
TransAct Technologies, Inc.	8,514	103,871
Tyler Technologies, Inc.*	5,740	1,256,601
Unisys Corp.*	17,677	197,982
USA Technologies, Inc.*,1	125,323	1,096,576
Varonis Systems, Inc.*	12,875	841,381
Vishay Precision Group, Inc.*	21,224	600,639
Xplore Technologies Corp.*	75,643	239,032
Zuora, Inc., Class A*	14,582	280,849
Total Information Technology		32,188,667

	Shares	Value
Materials—4.1%
AgroFresh Solutions, Inc.*,1	25,615	$177,256
FutureFuel Corp.	22,930	268,281
Koppers Holdings, Inc.*	22,815	999,297
Myers Industries, Inc.	18,300	426,390
OMNOVA Solutions, Inc.*	151,261	1,648,745
Trecora Resources*	22,923	296,853
UFP Technologies, Inc.*	11,376	378,252
Universal Stainless & Alloy Products, Inc.*	80,562	2,363,689
US Concrete, Inc.*,1	10,630	621,323
Total Materials		7,180,086
Real Estate—1.7%
CatchMark Timber Trust, Inc., Class A, REIT	16,400	213,856
Community Healthcare Trust, Inc., REIT	42,470	1,082,985
Consolidated-Tomoka Land Co., REIT	4,700	289,144
Gramercy Property Trust, REIT	6,948	163,278
LaSalle Hotel Properties, REIT	6,530	193,092
MedEquities Realty Trust, Inc., REIT	9,200	93,748
NexPoint Residential Trust, Inc., REIT	15,080	404,000
UMH Properties, Inc., REIT	25,830	349,480
Whitestone, REIT	22,100	239,785
Total Real Estate		3,029,368
Telecommunication Services—0.6%
Boingo Wireless, Inc.*	41,944	984,006
Utilities—0.6%
Artesian Resources Corp., Class A1	5,500	210,650
Middlesex Water Co.	4,600	191,636
Unitil Corp.	12,610	612,720
Total Utilities		1,015,006
Total Common Stocks (Cost $110,024,846)		167,357,267
Exchange Traded Funds—0.0%#
SPDR S&P Regional Banking ETF[1] (Cost $10,621)	550	33,902

	Principal Amount
Short-Term Investments—10.3%
Joint Repurchase Agreements—5.8%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/18, due 05/01/18, 1.710% total to be received $2,421,327 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.500%, 05/25/18—03/20/68, totaling $2,469,636)	$2,421,212	2,421,212

The accompanying notes are an integral part of these financial statements.

13

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements—5.8% (continued)
JPMorgan Securities, LLC dated 04/30/18, due 05/01/18, 1.710% total to be received $508,397 (collateralized by various U.S. Government Agency Obligations, 1.125% - 2.250%, 01/31/19 - 01/31/24, totaling $518,541)	$508,373	$508,373
MUFG Securities America, Inc. dated 04/30/18, due 05/01/18, 1.710% total to be received $2,421,327 (collateralized by various U.S. Government Agency Obligations, 1.916% - 5.095%, 08/01/19 - 04/01/48, totaling $2,469,636)	2,421,212	2,421,212
Nomura Securities International, Inc., dated 04/30/18, due 05/01/18, 1.740% total to be received $2,421,329 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/01/18 - 03/20/68, totaling $2,469,636)	2,421,212	2,421,212

	Principal Amount	Value
State of Wisconsin Investment Board, dated 04/30/18, due 05/01/18, 2.010% total to be received $2,421,347 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 - 02/15/48, totaling $2,468,959)	$2,421,212	$2,421,212
Total Joint Repurchase Agreements		10,193,221

	Shares
Other Investment Companies—4.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.60%[3]	7,812,857	7,812,857
Total Short-Term Investments (Cost $18,006,078)		18,006,078
Total Investments—106.2% (Cost $128,041,545)		185,397,247
Other Assets, less Liabilities—(6.2)%		(10,871,840)
Net Assets—100.0%		$174,525,407

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some or all of these securities, amounting to $9,925,391 or 5.7% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$167,357,267	—	—	$167,357,267
Exchange Traded Funds	33,902	—	—	33,902
Short-Term Investments
Joint Repurchase Agreements	—	$10,193,221	—	10,193,221
Other Investment Companies	7,812,857	—	—	7,812,857

Total Investments in Securities	$175,204,026	$10,193,221	—	$185,397,247

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Core Bond Fund Fund Snapshots (unaudited) April 30, 2018

PORTFOLIO BREAKDOWN

Category	%of Net Assets
U.S. Government and Agency Obligations	49.6
Corporate Bonds and Notes	41.1
Municipal Bonds	7.0
Short-Term Investments	1.5
Other Assets Less Liabilities	0.8

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	50.8
Aaa	1.3
Aa	12.3
A	22.2
Baa	13.4

[1]	Includes market value of fixed-income securities only.

TOP TEN HOLDINGS

Security Name	%of Net Assets
U.S. Treasury Bonds, 6.250%, 08/15/23	6.7
U.S. Treasury Notes, 2.000%, 11/30/22	5.2
U.S. Treasury Bonds, 4.500%, 02/15/36	4.0
Wells Fargo & Co., 2.741%, 02/11/22	2.5
Apple, Inc., 2.300%, 02/09/22	2.5
Fannie Mae Pool, 4.500%, 04/01/39	2.4
Fannie Mae Pool, 4.500%, 06/01/41	2.4
Fannie Mae Pool, 5.000%, 02/01/34	2.3
Fannie Mae Pool, 4.500%, 04/01/39	2.3
Fannie Mae Pool, 5.500%, 08/01/37	2.1

Top Ten as a Group	32.4

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

15

AMG GW&K Core Bond Fund Schedule of Portfolio Investments (unaudited) April 30, 2018

	Principal Amount	Value
Corporate Bonds and Notes—41.1%
Financials—18.0%
American Tower Corp. 3.375%, 10/15/26	$2,413,000	$2,243,636
Bank of America Corp., MTN 3.875%, 08/01/25	5,062,000	5,022,573
Berkshire Hathaway, Inc. 3.125%, 03/15/26	4,542,000	4,380,596
Crown Castle International Corp. 5.250%, 01/15/23	4,793,000	5,061,591
The Goldman Sachs Group, Inc. 6.125%, 02/15/33	4,300,000	5,027,836
Host Hotels & Resorts LP Series C 4.750%, 03/01/23	3,510,000	3,606,844
JPMorgan Chase & Co. 2.950%, 10/01/26	3,140,000	2,909,375
Morgan Stanley, GMTN 5.500%, 07/28/21	4,922,000	5,234,594
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	2,962,000	2,894,425
US Bancorp, MTN 2.950%, 07/15/22	5,987,000	5,870,720
Visa, Inc. 3.150%, 12/14/25	3,680,000	3,592,151
Wells Fargo & Co. (3-Month LIBOR plus 0.930%) 2.741%, 02/11/22[1]	7,330,000	7,408,502
Total Financials		53,252,843
Industrials—23.1%
AbbVie, Inc. 3.200%, 11/06/22	3,691,000	3,633,278
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	2,978,000	2,916,450
Apple, Inc. (3-Month LIBOR plus 0.500%) 2.300%, 02/09/22[1]	7,275,000	7,375,830
AT&T, Inc. 3.200%, 03/01/22	5,950,000	5,884,484
Automatic Data Processing, Inc. 3.375%, 09/15/25	4,453,000	4,426,095
Burlington Northern Santa Fe LLC 6.150%, 05/01/37	2,841,000	3,599,798
Comcast Corp. 7.050%, 03/15/33	1,712,000	2,215,798
CVS Health Corp. 5.125%, 07/20/45	2,755,000	2,872,078

	Principal Amount	Value
The George Washington University, Series 2018 4.126%, 09/15/48	$4,466,000	$4,438,591
Georgia-Pacific LLC 8.000%, 01/15/24	2,398,000	2,938,702
International Paper Co. 3.000%, 02/15/27	5,589,000	5,078,178
Kaiser Foundation Hospitals 3.150%, 05/01/27	3,070,000	2,942,998
McDonald’s Corp., MTN 3.700%, 01/30/26	3,450,000	3,449,230
Microsoft Corp. 3.750%, 02/12/45	3,816,000	3,678,892
Omnicom Group, Inc. 3.600%, 04/15/26	3,666,000	3,516,009
Oracle Corp. 3.800%, 11/15/37	2,870,000	2,783,976
Owens Corning 4.200%, 12/15/22	3,491,000	3,554,637
The Walt Disney Co., MTN 2.950%, 06/15/27	3,100,000	2,965,184
Total Industrials		68,270,208
Total Corporate Bonds and Notes (Cost $125,381,676)		121,523,051
Municipal Bonds—7.0%
Los Angeles Unified School District 5.750%, 07/01/34	4,130,000	5,037,031
State of California 7.550%, 04/01/39	3,920,000	5,871,846
New Jersey Transportation Trust Fund Authority 5.754%, 12/15/28	3,215,000	3,527,466
Metropolitan Transportation Authority 6.687%, 11/15/40	2,680,000	3,572,092
JobsOhio Beverage System 4.532%, 01/01/35	2,550,000	2,738,470
Total Municipal Bonds (Cost $20,976,360)		20,746,905
U.S. Government and Agency Obligations -49.6%
Fannie Mae—26.1%
Fannie Mae Pool, 3.500%, 07/01/28 to 02/01/46	8,228,121	8,256,811
4.000%, 01/01/29 to 02/01/47	11,535,056	11,838,290
4.500%, 04/01/39 to 06/01/46	29,115,071	30,667,121
5.000%, 02/01/34 to 08/01/40	12,896,408	13,869,177
5.500%, 08/01/37 to 10/01/41	11,444,915	12,525,249
Total Fannie Mae		77,156,648
Freddie Mac—4.2%
Freddie Mac Gold Pool, 3.500%, 11/01/25 to 05/01/44	5,095,551	5,152,988

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Core Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac—4.2% (continued)
Freddie Mac Gold Pool, 4.000%, 05/01/26	$243,681	$250,447
5.000%, 01/01/40 to 07/01/44	6,463,827	6,962,401
Total Freddie Mac		12,365,836
U.S. Treasury Obligations—19.3%
U.S. Treasury Bonds, 3.500%, 02/15/39	2,698,000	2,901,351
4.500%, 02/15/36	9,659,000	11,692,861
6.250%, 08/15/23	16,888,000	19,748,075
U.S. Treasury Notes, 1.750%, 03/31/22	3,023,000	2,914,125
(3-Month Bill Money Market Yield), 1.844%, 01/31/20[1]	4,470,000	4,470,093
2.000%, 11/30/22	15,925,000	15,403,394
Total U.S. Treasury Obligations		57,129,899
Total U.S. Government and Agency Obligations (Cost $151,408,695)		146,652,383

	Shares	Value
Short-Term Investments—1.5%
Other Investment Companies—1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.65%[2]	4,405,359	$4,405,359
Total Short-Term Investments (Cost $4,405,359)		4,405,359
Total Investments—99.2% (Cost $302,172,090)		293,327,698
Other Assets, less Liabilities—0.8%		2,235,536
Net Assets—100.0%		$295,563,234

[1]	Variable rate security. The rate shown is based on the latest available information as of April 30, 2018.
[2]	Yield shown represents the April 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

GMTN  Global Medium-Term Notes

LIBOR  London Interbank Offered Rate

MTN     Medium-Term Note

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$121,523,051	—	$121,523,051
Municipal Bonds	—	20,746,905	—	20,746,905
U.S. Government and Agency Obligations†	—	146,652,383	—	146,652,383
Short-Term Investments
Other Investment Companies	$4,405,359	—	—	4,405,359

Total Investments in Securities	$4,405,359	$288,922,339	—	$293,327,698

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of April 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities (unaudited) April 30, 2018

	AMG Frontier Small Cap Growth Fund	AMG Managers Emerging Opportunities Fund	AMG GW&K Core Bond Fund
Assets:
Investments at Value* (including securities on loan valued at $2,217,717, $9,925,391, and $0, respectively)	$18,135,764	$175,204,026	$293,327,698
Repurchase Agreements at value**	2,294,412	10,193,221	—
Cash	—	—	18,497
Receivable for investments sold	542,306	278,465	413,660
Dividend, interest and other receivables	2,822	46,368	2,255,814
Receivable for Fund shares sold	9,025	9,183	49,958
Receivable from affiliate	8,473	10,297	12,641
Prepaid expenses and other assets	22,910	15,774	29,823
Total assets	21,015,712	185,757,334	296,108,091
Liabilities:
Payable upon return of securities loaned	2,294,412	10,193,221	—
Payable for investments purchased	533,399	725,243	—
Payable for Fund shares repurchased	2,252	50,245	324,904
Due to custodian	—	3,711	—
Accrued expenses:
Investment advisory and management fees	10,711	144,062	73,629
Administrative fees	2,295	21,609	36,814
Distribution fees	52	—	50
Shareholder service fees	1,435	30,780	14,481
Professional fees	18,679	25,350	40,757
Other	16,933	37,706	54,222
Total liabilities	2,880,168	11,231,927	544,857
Net Assets	$18,135,544	$174,525,407	$295,563,234
* Investments at cost	$14,151,398	$117,848,324	$302,172,090
** Repurchase agreements at cost	$2,294,412	$10,193,221	—

The accompanying notes are an integral part of these financial statements.

18

Statement of Assets and Liabilities (continued)

	AMG Frontier Small Cap Growth Fund	AMG Managers Emerging Opportunities Fund	AMG GW&K Core Bond Fund
Net Assets Represent:
Paid-in capital	$12,421,301	$109,214,969	$307,052,130
Undistributed (distribution in excess of) net investment income	(41,497)	(561,079)	85,257
Accumulated net realized gain (loss) from investments	1,771,374	8,515,815	(2,729,761)
Net unrealized appreciation (depreciation) on investments	3,984,366	57,355,702	(8,844,392)
Net Assets	$18,135,544	$174,525,407	$295,563,234
Class N:
Net Assets	$273,588	$149,043,759	$249,229
Shares outstanding	24,240	3,145,442	25,418
Net asset value, offering and redemption price per share	$11.29	$47.38	$9.81
Class I:
Net Assets	$11,245,918	$25,481,648	$290,050,532
Shares outstanding	970,563	530,647	29,562,944
Net asset value, offering and redemption price per share	$11.59	$48.02	$9.81
Class Z:
Net Assets	$6,616,038	—	$5,263,473
Shares outstanding	557,934	—	536,734
Net asset value, offering and redemption price per share	$11.86	—	$9.81

The accompanying notes are an integral part of these financial statements.

19

Statement of Operations (unaudited) For the six months ended April 30, 2018

	AMG Frontier Small Cap Growth Fund	AMG Managers Emerging Opportunities Fund	AMG GW&K Core Bond Fund
Investment Income:
Interest income	—	—	$4,124,244
Dividend income	$44,001	$617,708 [1]	26,377
Securities lending income	7,488	183,199	—
Foreign withholding tax	(249)	(3,407)	—
Total investment income	51,240	797,500	4,150,621
Expenses:
Investment advisory and management fees	65,253	864,065	467,640
Administrative fees	13,983	129,610	233,820
Distribution fees—Class N	384	—	246
Shareholder servicing fees—Class N	230	185,291	148
Shareholder servicing fees—Class I	8,227	—	100,272
Registration fees	22,911	17,378	24,518
Professional fees	14,226	19,551	33,614
Custodian fees	10,469	17,264	15,005
Transfer agent fees	3,331	16,018	13,979
Reports to shareholders	2,800	11,026	23,678
Trustee fees and expenses	616	5,699	10,995
Miscellaneous	1,196	2,328	5,476
Total expenses before offsets	143,626	1,268,230	929,391
Expense reimbursements	(50,889)	(63,342)	(80,501)
Expense reductions	—	(8,914)	—
Net expenses	92,737	1,195,974	848,890
Net investment income (loss)	(41,497)	(398,474)	3,301,731
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,202,061	10,040,149	(525,917)
Net change in unrealized appreciation/depreciation on investments	(386,380)	1,114,891	(9,907,898)
Net realized and unrealized gain (loss)	1,815,681	11,155,040	(10,433,815)
Net increase (decrease) in net assets resulting from operations	$1,774,184	$10,756,566	$(7,132,084)

[1]	Includes non-recurring dividends of $132,064.

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017

	AMG Frontier Small Cap Growth Fund		AMG Managers Emerging Opportunities Fund		AMG GW&K Core Bond Fund
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017[1]	April 30, 2018	October 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$(41,497)	$(108,085)	$(398,474)	$(947,619)	$3,301,731	$7,634,064
Net realized gain (loss) on investments	2,202,061	4,355,813	10,040,149	21,684,274	(525,917)	(917,994)
Net change in unrealized appreciation/depreciation on investments	(386,380)	627,199	1,114,891	28,112,689	(9,907,898)	(4,801,128)
Net increase (decrease) in net assets resulting from operations	1,774,184	4,874,927	10,756,566	48,849,344	(7,132,084)	1,914,942
Distributions to Shareholders:
From net investment income:
Class N	—	—	—	—	(1,914)	(3,147)
Class I	—	—	—	—	(3,286,501)	(7,469,075)
Class Z	—	—	—	—	(60,010)	(121,102)
From net realized gain on investments:
Class N	(74,443)	(680)	(16,730,534)	(474,506)	—	—
Class I	(2,421,844)	(43,105)	(2,696,048)	(95,766)	—	—
Class Z	(1,606,835)	(40,815)	—	—	—	—
Total distributions to shareholders	(4,103,122)	(84,600)	(19,426,582)	(570,272)	(3,348,425)	(7,593,324)
Capital Share Transactions:[2]
Net increase (decrease) from capital share transactions	1,890,708	(5,047,285)	10,305,878	(24,561,311)	(25,547,134)	(83,092,352)
Total increase (decrease) in net assets	(438,230)	(256,958)	1,635,862	23,717,761	(36,027,643)	(88,770,734)
Net Assets:
Beginning of period	18,573,774	18,830,732	172,889,545	149,171,784	331,590,877	420,361,611
End of period	$18,135,544	$18,573,774	$174,525,407	$172,889,545	$295,563,234	$331,590,877
End of period undistributed (distribution in excess of) net investment income	$(41,497)	—	$(561,079)	$(162,605)	$85,257	$131,951

[1]	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

21

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class N		2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$13.20	$10.29	$13.57	$25.12	$26.26	$18.81
Income (loss) from Investment Operations:
Net investment loss[2,3]	(0.04)	(0.11)	(0.06)[4]	(0.12)	(0.21)[5]	(0.14)[6]
Net realized and unrealized gain (loss) on investments	1.13	3.07	(0.22)	0.19	2.05	7.59
Total income (loss) from investment operations	1.09	2.96	(0.28)	0.07	1.84	7.45
Less Distributions to Shareholders from:
Net realized gain on investments	(3.00)	(0.05)	(3.00)	(11.62)	(2.98)	—
Total distributions to shareholders	(3.00)	(0.05)	(3.00)	(11.62)	(2.98)	—
Net Asset Value, End of Period	$11.29	$13.20	$10.29	$13.57	$25.12	$26.26
Total Return[3]	9.92%[7,8]	28.82%[8]	(3.01)[8]	(3.06)%	7.24%	39.61%[8]
Ratio of net expenses to average net assets	1.30%[9]	1.43%	1.55%	1.55%	1.55%	1.58%[10]
Ratio of gross expenses to average net assets[11]	1.85%[9]	2.01%	1.95%	1.81%	1.74%	1.65%[10]
Ratio of net investment loss to average net assets[3]	(0.75)%[9]	(0.93)%	(0.58)%	(0.76)%	(0.86)%	(0.64)%[10]
Portfolio turnover	77%[7]	99%	70%	99%	63%	65%
Net assets end of period (000’s) omitted	$274	$210	$147	$179	$365	$366

22

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class I		2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$13.46	$10.46	$13.76	$25.40	$26.48	$18.92
Income (loss) from Investment Operations:
Net investment loss[2,3]	(0.03)	(0.08)	(0.03)[4]	(0.08)	(0.15)[5]	(0.10)[6]
Net realized and unrealized gain (loss) on investments	1.16	3.13	(0.23)	0.20	2.08	7.66
Total income (loss) from investment operations	1.13	3.05	(0.26)	0.12	1.93	7.56
Less Distributions to Shareholders from:
Net realized gain on investments	(3.00)	(0.05)	(3.04)	(11.76)	(3.01)	—
Total distributions to shareholders	(3.00)	(0.05)	(3.04)	(11.76)	(3.01)	—
Net Asset Value, End of Period	$11.59	$13.46	$10.46	$13.76	$25.40	$26.48
Total Return[3]	10.04%[7,8]	29.22%[8]	(2.77)%[8]	(2.78)%	7.54%	39.96%
Ratio of net expenses to average net assets	1.05%[9]	1.15%	1.29%	1.28%	1.28%	1.33%[10]
Ratio of gross expenses to average net assets[11]	1.60%[9]	1.73%	1.69%	1.55%	1.47%	1.40%[10]
Ratio of net investment loss to average net assets[3]	(0.50)%[9]	(0.65)%	(0.32)%	(0.51)%	(0.59)%	(0.43)%[10]
Portfolio turnover	77%[7]	99%	70%	99%	63%	65%
Net assets end of period (000’s) omitted	$11,246	$11,009	$9,570	$12,671	$14,842	$15,273

23

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class Z		2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$13.70	$10.63	$13.95	$25.69	$26.72	$19.04
Income (loss) from Investment Operations:
Net investment loss[2,3]	(0.02)	(0.06)	(0.01)[4]	(0.05)	(0.09)[5]	(0.04)[6]
Net realized and unrealized gain (loss) on investments	1.18	3.18	(0.22)	0.21	2.10	7.72
Total income (loss) from investment operations	1.16	3.12	(0.23)	0.16	2.01	7.68
Less Distributions to Shareholders from:
Net realized gain on investments	(3.00)	(0.05)	(3.09)	(11.90)	(3.04)	—
Total distributions to shareholders	(3.00)	(0.05)	(3.09)	(11.90)	(3.04)	—
Net Asset Value, End of Period	$11.86	$13.70	$10.63	$13.95	$25.69	$26.72
Total Return[3]	10.09%[7,8]	29.42%[8]	(2.53)%[8]	(2.55)%	7.78%	40.34%[8]
Ratio of net expenses to average net assets	0.90%[9]	1.00%	1.05%	1.05%	1.05%	1.08%[10]
Ratio of gross expenses to average net assets[11]	1.45%[9]	1.58%	1.44%	1.32%	1.24%	1.15%[10]
Ratio of net investment loss to average net assets[3]	(0.35)%[9]	(0.50)%	(0.10)%	(0.28)%	(0.34)%	(0.17)%[10]
Portfolio turnover	77%[7]	99%	70%	99%	63%	65%
Net assets end of period (000’s) omitted	$6,616	$7,354	$9,114	$16,366	$21,070	$58,117

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.09), $(0.06), and $(0.04) for Class N, Class I and Class Z shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.22), $(0.16), and $(0.10) for Class N, Class I and Class Z shares, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.20), $(0.17), and $(0.09) for Class N, Class I and Class Z shares, respectively.
[7]	Not annualized.
[8]	The total return is calculated using the published Net Asset Value as of period end.
[9]	Annualized.
[10]	Includes non-routine extraordinary expenses amounting to 0.026%, 0.026% and 0.026% of average net assets for the Class N, Class I and Class Z, respectively.
[11]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

24

AMG Managers Emerging Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class N		2017[1]	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$50.06	$37.09	$40.76	$47.11	$51.19	$37.26
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.12)[5]	(0.27)[6]	(0.17)[7]	(0.24)[8]	(0.29)[9]	(0.14)[10]
Net realized and unrealized gain (loss) on investments	3.15	13.38	1.02	(0.79)	3.01	16.99
Total income (loss) from investment operations	3.03	13.11	0.85	(1.03)	2.72	16.85
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	(0.07)
Net realized gain on investments	(5.71)	(0.14)	(4.52)	(5.32)	(6.80)	(2.85)
Total distributions to shareholders	(5.71)	(0.14)	(4.52)	(5.32)	(6.80)	(2.92)
Net Asset Value, End of Period	$47.38	$50.06	$37.09	$40.76	$47.11	$51.19
Total Return[4,11]	6.35%[12]	35.43%	2.50%	(3.01)%	5.09%	49.00%
Ratio of net expenses to average net assets[13]	1.42%[14]	1.42%	1.41%	1.42%	1.41%[15]	1.44%[16]
Ratio of gross expenses to average net assets[17]	1.50%[14]	1.51%	1.62%	1.61%	1.61%[15]	1.65%[16]
Ratio of net investment loss to average net assets[4]	(0.50)%[14]	(0.62)%	(0.47)%	(0.55)%	(0.61)%[15]	(0.33)%[16]
Portfolio turnover	22%[12]	58%	72%	89%	98%	96%
Net assets end of period (000’s) omitted	$149,044	$148,915	$124,045	$145,980	$169,398	$172,959

25

AMG Managers Emerging Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class I		2017	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$50.60	$37.40	$41.05	$47.32	$51.31	$37.37
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.06)[5]	(0.16)[6]	(0.08)[7]	(0.13)[8]	(0.17)[9]	(0.03)[10]
Net realized and unrealized gain (loss) on investments	3.19	13.51	1.02	(0.80)	3.00	16.99
Total income (loss) from investment operations	3.13	13.35	0.94	(0.93)	2.83	16.96
Less Distributions to Shareholders from:
Net investment income	—	—	(0.04)	—	—	(0.17)
Net realized gain on investments	(5.71)	(0.15)	(4.55)	(5.34)	(6.82)	(2.85)
Total distributions to shareholders	(5.71)	(0.15)	(4.59)	(5.34)	(6.82)	(3.02)
Net Asset Value, End of Period	$48.02	$50.60	$37.40	$41.05	$47.32	$51.31
Total Return[4,11]	6.49%[12]	35.80%	2.73%	(2.76)%	5.33%	49.36%
Ratio of net expenses to average net assets[13]	1.17%[14]	1.17%	1.16%	1.17%	1.16%[15]	1.19%[16]
Ratio of gross expenses to average net assets[17]	1.25%[14]	1.26%	1.37%	1.36%	1.36%[15]	1.40%[16]
Ratio of net investment loss to average net assets[4]	(0.25)%[14]	(0.37)%	(0.22)%	(0.30)%	(0.36)%[15]	(0.08)%[16]
Portfolio turnover	22%[12]	58%	72%	89%	98%	96%
Net assets end of period (000’s) omitted	$25,482	$23,974	$25,127	$31,111	$35,282	$44,089

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.15) and $(0.10) for Class N and Class I shares, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.34) and $(0.23) for Class N and Class I shares, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.24) and $(0.15) for Class N and Class I shares, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.30) and $(0.19) for Class N and Class I shares, respectively.
[9]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.33) and $(0.21) for Class N and Class I shares, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.31) and $(0.20) for Class N and Class I shares, respectively.
[11]	The total return is calculated using the published Net Asset Value as of period end.
[12]	Not annualized.
[13]	Includes reduction from broker recapture amounting to 0.01%, 0.01%, 0.02%, 0.03% and 0.01% for the six months ended April 30, 2018 and fiscal years ended October 31, 2017, 2016, 2014 and 2013, respectively.
[14]	Annualized.
[15]	Includes tax expense of $23,725 or 0.01%.
[16]	Includes non-routine extraordinary expenses amounting to 0.022% and 0.022% of average net assets for the Class N and Class I, respectively.
[17]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

26

AMG GW&K Core Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,		For the fiscal period ended October 31,
Class N		2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$10.14	$10.26	$10.23	$10.39
Income (loss) from Investment Operations:
Net investment income[3,4]	0.09	0.18	0.16	0.08
Net realized and unrealized gain (loss) on investments	(0.33)	(0.12)	0.28	(0.16)
Total income (loss) from investment operations	(0.24)	0.06	0.44	(0.08)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.18)	(0.17)	(0.08)
Net realized gain on investments	—	—	(0.24)	—
Total distributions to shareholders	(0.09)	(0.18)	(0.41)	(0.08)
Net Asset Value, End of Period	$9.81	$10.14	$10.26	$10.23
Total Return[4,5]	(2.36)%[6]	0.57%	4.44%	(0.76)%[6]
Ratio of net expenses to average net assets	0.88%[7]	0.88%	0.88%	0.88%[7]
Ratio of gross expenses to average net assets[9]	0.93%[7]	0.93%	0.97%	0.99%[7]
Ratio of net investment income to average net assets[4]	1.78%[7]	1.75%	1.51%	1.67%[7]
Portfolio turnover	8%[6]	18%	48%	175%
Net assets end of period (000’s) omitted	$249	$146	$293	$124

27

AMG GW&K Core Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,
Class I		2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$10.15	$10.27	$10.24	$10.87	$10.63	$11.14
Income (loss) from Investment Operations:
Net investment income[3,4]	0.11	0.21	0.21	0.18	0.16	0.16
Net realized and unrealized gain (loss) on investments	(0.34)	(0.12)	0.26	(0.11)	0.22	(0.24)
Total income (loss) from investment operations	(0.23)	0.09	0.47	0.07	0.38	(0.08)
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.21)	(0.20)	(0.35)	(0.14)	(0.26)
Net realized gain on investments	—	—	(0.24)	(0.35)	—	(0.15)
Paid in capital	—	—	—	—	—	(0.02)
Total distributions to shareholders	(0.11)	(0.21)	(0.44)	(0.70)	(0.14)	(0.43)
Net Asset Value, End of Period	$9.81	$10.15	$10.27	$10.24	$10.87	$10.63
Total Return[4,5]	(2.31)%[6]	0.91%	4.79%	0.68%	3.64%	(0.72)%
Ratio of net expenses to average net assets	0.55%[7]	0.55%	0.55%	0.56%	0.58%	0.61%[8]
Ratio of gross expenses to average net assets[9]	0.60%[7]	0.60%	0.65%	0.67%	0.67%	0.70%[8]
Ratio of net investment income to average net assets[4]	2.12%[7]	2.08%	2.01%	1.70%	1.46%	1.45%[8]
Portfolio turnover	8%[6]	18%	48%	175%	177%	255%
Net assets end of period (000’s) omitted	$290,051	$325,855	$414,400	$572,110	$942,956	$1,243,510

28

AMG GW&K Core Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2018 (unaudited)	For the fiscal years ended October 31,		For the fiscal period ended October 31,
Class Z		2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$10.14	$10.26	$10.23	$10.39
Income (loss) from Investment Operations:
Net investment income[3,4]	0.11	0.22	0.19	0.10
Net realized and unrealized gain (loss) on investments	(0.33)	(0.12)	0.29	(0.16)
Total income (loss) from investment operations	(0.22)	0.10	0.48	(0.06)
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.22)	(0.21)	(0.10)
Net realized gain on investments	—	—	(0.24)	—
Total distributions to shareholders	(0.11)	(0.22)	(0.45)	(0.10)
Net Asset Value, End of Period	$9.81	$10.14	$10.26	$10.23
Total Return[4,5]	(2.18)%[6]	0.98%	4.85%	(0.58)%[6]
Ratio of net expenses to average net assets	0.48%[7]	0.48%	0.48%	0.48%[7]
Ratio of gross expenses to average net assets[9]	0.53%[7]	0.53%	0.58%	0.59%[7]
Ratio of net investment income to average net assets[4]	2.18%[7]	2.15%	1.88%	2.05%[7]
Portfolio turnover	8%[6]	18%	48%	175%
Net assets end of period (000’s) omitted	$5,263	$5,590	$5,668	$4,891

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Commencement of operations was on May 8, 2015.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes non-routine extraordinary expenses amounting to 0.025% of average net assets.
[9]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

29

Notes to Financial Statements (unaudited) April 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are the AMG Frontier Small Cap Growth Fund (“Small Cap”), AMG Managers Emerging Opportunities Fund (“Emerging Opportunities”) and AMG GW&K Core Bond Fund (“Core Bond”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares. Both Small Cap and Core Bond offer Class N, Class I and Class Z shares. Emerging Opportunities previously offered Class S and Class I shares. Effective February 27, 2017, Emerging Opportunities Class S shares were renamed Class N. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect

30

Notes to Financial Statements (continued)

the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2018, the reduction in the expense ratios, if any, were as follows: Emerging Opportunities - $8,914 or 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December with the exception of Core Bond, which normally declares income dividends daily and pays out monthly. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to current year redesignations of net operating loss to offset short term capital gains, partnership adjustments and redesignation of dividends paid. Temporary differences are due to differing treatments for losses deferred due to tax regulations, partnerships, wash sales and mergers.

At April 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Small Cap	$16,445,810	$4,397,170	$(412,804)	$3,984,366
Emerging Opportunities	128,041,545	60,579,823	(3,224,121)	57,355,702
Core Bond	302,172,090	217,561	(9,061,953)	(8,844,392)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of April 30, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

31

Notes to Financial Statements (continued)

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2017, the following Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Total
Core Bond	$2,203,844	—	$2,203,844

As of October 31, 2017, Small Cap and Emerging Opportunities had no accumulated net realized capital loss carryovers. Should the Funds incur net capital losses for the fiscal year ended October 31, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2018 (unaudited) and the fiscal year ended October 31, 2017, the capital stock transactions by class for the Funds were as follows:

		Small Cap				Emerging Opportunities
	April 30, 2018		October 31, 2017		April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	15,071	$193,214	1,726	$20,611	59,991	$2,860,657	124,645	$5,394,996
Reinvestment of distributions	7,083	74,443	60	680	358,002	16,528,925	11,112	468,577
Cost of shares repurchased	(13,842)	(161,898)	(172)	(2,029)	(247,040)	(11,746,426)	(505,849)	(21,866,550)

Net increase (decrease)	8,312	$105,759	1,614	$19,262	170,953	$7,643,156	(370,092)	$(16,002,977)

Class I:
Proceeds from sale of shares	46,738	$563,701	44,220	$526,638	31,999	$1,538,781	97,412	$4,391,063
Reinvestment of distributions	222,143	2,394,702	3,731	43,022	55,931	2,614,790	2,202	93,688
Cost of shares repurchased	(116,004)	(1,348,841)	(145,343)	(1,724,403)	(31,046)	(1,490,849)	(297,784)	(13,043,085)

Net increase (decrease)	152,877	$1,609,562	(97,392)	$(1,154,743)	56,884	$2,662,722	(198,170)	$(8,558,334)

Class Z:
Proceeds from sale of shares	14,195	$169,188	6,364	$76,190	—	—	—	—
Reinvestment of distributions	145,679	1,606,835	3,482	40,815	—	—	—	—
Cost of shares repurchased	(138,645)	(1,600,636)	(330,679)	(4,028,809)	—	—	—	—

Net increase (decrease)	21,229	$175,387	(320,833)	$(3,911,804)	—	—	—	—

32

Notes to Financial Statements (continued)

	Core Bond
	April 30, 2018		October 31, 2017
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	11,648	$116,485	12,223	$123,539
Reinvestment of distributions	183	1,825	297	2,978
Cost of shares repurchased	(812)	(8,195)	(26,707)	(267,495)

Net increase (decrease)	11,019	$110,115	(14,187)	$(140,978)

Class I:
Proceeds from sale of shares	712,974	$7,135,475	1,948,710	$19,639,391
Reinvestment of distributions	315,283	3,146,052	711,997	7,154,704
Cost of shares repurchased	(3,578,470)	(35,794,571)	(10,908,824)	(109,731,047)

Net decrease	(2,550,213)	$(25,513,044)	(8,248,117)	$(82,936,952)

Class Z:
Proceeds from sale of shares	9,835	$98,106	54,299	$543,277
Reinvestment of distributions	3,448	34,378	7,059	70,932
Cost of shares repurchased	(27,738)	(276,689)	(62,513)	(628,631)

Net decrease	(14,455)	$(144,205)	(1,155)	$(14,422)

At April 30, 2018, certain unaffiliated shareholders of record individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap—one owns 14%. Transactions by this shareholder may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2018, the market value of Repurchase Agreements outstanding for Small Cap and Emerging Opportunities were $2,294,412 and $10,193,221, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Small Cap is managed by Frontier Capital Management Co., LLC (“Frontier”). Emerging Opportunities is managed by Lord Abbett & Co. LLC, Next Century Growth Investors, LLC, RBC Global Asset Management (U.S.) Inc., and WEDGE Capital Management LLP. Core Bond is managed by GW&K Investment Management, LLC (“GW&K”). AMG indirectly owns a majority interest in Frontier and GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2018, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	0.70%
Emerging Opportunities	1.00%
Core Bond	0.30%

Prior to July 1, 2017, the annual rate for the investment management fees was 0.85% of the Fund’s average daily net assets for Small Cap.

The Investment Manager has contractually agreed, through at least March 1, 2019 to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements

33

Notes to Financial Statements (continued)

(exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Small Cap, Emerging Opportunities, and Core Bond to 0.90%, 1.18% and 0.48%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. Prior to July 1, 2017, the Small Cap contractual expense limitation was 1.05%.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At April 30, 2018, the Funds’ expiration of recoupment is as follows:

Expiration Period	Small Cap	Emerging Opportunities	Core Bond
Less than 1 year	$102,147	$357,781	$612,261
Within 2 years	90,841	200,650	283,362
Within 3 years	108,309	123,762	165,782

Total Amount Subject to Recoupment	$301,297	$682,193	$1,061,405

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Small Cap and Core Bond each have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For Class N of Small Cap, Emerging Opportunities and Core Bond and for Class I of Small Cap and Core Bond, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N shares of Small Cap, Emerging Opportunities and Core Bond and Class I shares of Small Cap and Core Bond may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended April 30, 2018, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Small Cap
Class N*	0.15%	0.15%
Class I	0.15%	0.15%
Emerging Opportunities
Class N	0.25%	0.25%
Core Bond
Class N	0.15%	0.15%
Class I	0.10%	0.07%

*Effective	February 27, 2017, the maximum annual rate was decreased to 0.15% from 0.25%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2018, the Funds neither borrowed from nor lent to other funds in the AMG Funds family. At April 30, 2018, the Funds had no interfund loans outstanding.

34

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Small Cap	$14,154,591	$15,878,697
Emerging Opportunities	36,771,537	46,289,933
Core Bond	14,378,238	34,222,423

Core Bond purchases and sales of U.S. Government obligations during the six months ended April 30, 2018 were $11,433,574 and $13,956,122, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at April 30, 2018, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Small Cap	$2,217,717	$2,294,412
Emerging Opportunities	9,925,391	10,193,221

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Small Cap
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
HSBC Securities USA, Inc.	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	294,412	294,412	—	—

Totals	$2,294,412	$2,294,412	—	—

35

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Emerging Opportunities
Cantor Fitzgerald Securities, Inc.	$2,421,212	$2,421,212	—	—
JPMorgan Securities, LLC.	508,373	508,373	—	—
MUFG Securities America, Inc.	2,421,212	2,421,212	—	—
Nomura Securities International, Inc.	2,421,212	2,421,212	—	—
State of Wisconsin Investment Board	2,421,212	2,421,212	—	—

Totals	$10,193,221	$10,193,221	—	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

36

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com |	37

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners     Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company,     LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International     Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap     Value

AMG River Road Dividend All Cap     Value II

AMG River Road Focused Absolute     Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap     Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global     Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging     Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International     Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund—Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced     Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners     LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell     Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging     Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real     Estate

CenterSquare Investment Management, LLC

AMG Managers Emerging     Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro     Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe ESG Equity AMG Managers Fairpointe     Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital     Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap     Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell     Growth

AMG Managers Montag & Caldwell     Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special     Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia     Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate

    Government

AMG Managers Amundi Short     Duration Government

Amundi Pioneer Institutional Asset     Management, Inc.

AMG Managers Doubleline Core Plus     Bond

DoubleLine Capital LP

AMG Managers Global Income     Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

amgfunds.com |	043018	SAR021

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 9, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: July 9, 2018